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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08367

Evergreen Municipal Trust

_____________________________________________________________

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

_____________________________________________________________

(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

____________________________________________________________

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:

Registrant is making an annual filing for two of its series, Evergreen California Municipal Bond Fund and Evergreen Pennsylvania Municipal Bond Fund, for the year ended March 31, 2010. These series have March 31 fiscal year end.

Date of reporting period: March 31, 2010

Item 1 – Reports to Stockholders.

Evergreen California Municipal Bond Fund

table of contents
1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
7	PORTFOLIO MANAGER COMMENTARY
9	ABOUT YOUR FUND’S EXPENSES
10	FINANCIAL HIGHLIGHTS
14	SCHEDULE OF INVESTMENTS
20	STATEMENT OF ASSETS AND LIABILITIES
21	STATEMENT OF OPERATIONS
22	STATEMENTS OF CHANGES IN NET ASSETS
23	NOTES TO FINANCIAL STATEMENTS
30	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
31	ADDITIONAL INFORMATION
32	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2010, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC, is a subsidiary of Wells Fargo & Company and is an affiliate of Wells Fargo & Company’s broker/dealer subsidiaries. Evergreen mutual funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

LETTER TO SHAREHOLDERS

May 2010

W. Douglas Munn

President and Chief Executive Officer

Dear Valued Shareholder:

We are pleased to provide you with this Annual Report for Evergreen California Municipal Bond Fund for the twelve-month period ended March 31, 2010 (the “period”).

Leading up to the beginning of the period, a series of extraordinary financial and economic events affected the financial markets in the United States and throughout the world. After a prolonged period of uncertainty and falling share prices worldwide, stock markets staged a remarkable rally in 2009 that continued through the end of the year. In January 2010, concerns about the sustainability of the economic recovery led to a partial correction, but the markets quickly rebounded and ended the reporting period approximately where they began in 2010, although apparently on more stable footing.

U.S. Economic growth was strong throughout most of the period as the economic recovery appeared to gain momentum. Gross domestic product returned to positive growth in the third quarter of 2009, following four consecutive quarters of contraction for the first time in at least 60 years. The consensus among economists was that the recession that began in December 2007 had likely ended during the summer of 2009. However, with much of the growth attributable to government stimulus, questions remained over the sustainability of the recovery. By the end of the period, the National Bureau of Economic Research had not declared an official end to the recession.

Employment data turned positive during the period, a welcome sign that the economic recovery appeared to be moving toward self-sustainability. U.S. employers added 162,000 jobs in March 2010, the most in three years. The unemployment rate edged down to 9.7% in the final months of the period, after having peaked at 10.1% in October 2009—its highest level in more than 25 years. Other encouraging news in March 2010 included increases in temporary jobs, average hours worked, and manufacturing employment. Still, more than 8 million jobs were lost during the recession and the number of long-term unemployed—those out of work for 27 weeks or longer—continued to increase, ending the period at 6.5 million.

Other economic data continued to show additional signs of improvement. Industrial production, manufacturing, and consumer sentiment had all improved significantly as the period came to a close. Retail sales strengthened significantly during the period, with particular strength in March. Although housing inventory and foreclosure rates remained elevated, home sales and prices began to show signs of improvement in many areas of the country—spurred in part by the government’s $8,000 tax credit for first-time home buyers, which was extended through the end of April 2010.

1

LETTER TO SHAREHOLDERS continued

Despite extensive quantitative easing measures by the Federal Reserve Board (the “Fed”), bank lending remained constrained during the period. This indicates that the trillions of dollars of government stimulus that were added to the monetary system might not have an inflationary impact in the near term. Throughout the period, the Federal Open Market Committee (the “FOMC”) held the federal funds rate at the range of 0% to 0.25% that it first targeted in December 2008. The Fed did, however, begin to remove some of its unconventional stimulus measures. It concluded its purchases of longer-term Treasuries in October 2009 and mortgage-backed securities in March 2010.

The FOMC’s final statement during the period noted that economic activity continued to strengthen, the labor market was stabilizing, business spending had risen significantly, and inflation remained subdued. However, the committee also noted that unemployment remained high and credit continued to be tight, reiterating that it was likely to keep the federal funds rate at exceptionally low levels for an extended period because of the continued substantial economic slack.

The strong rally in the equity markets during the period was interrupted only briefly by modest corrections in October 2009 and January 2010 due primarily to concerns about sovereign debt, with particular focus on Greece. The euro weakened significantly against the U.S. dollar as the European Union continued to debate potential support plans for Greece throughout the period.

In general, municipal securities performed well over the period, benefiting from both the low yields in U.S. Treasuries and the Build America Bond program, which reduced the supply of tax-exempt municipal debt. Investors sought tax-exempt municipal bonds for their higher levels of relative yield compared with U.S. Treasuries and their tax-exemption benefits. The most notable returns during the period came from the lower-quality credit sectors, as investor confidence strengthened.

During a period of growing confidence and stability in the municipal markets, managers of Evergreen’s state municipal bond funds positioned their portfolios to balance the risks of a changing market with the growing opportunities in higher-yielding municipals. Throughout the period, managers maintained a disciplined approach, seeking both total return and competitive yield through investments in tax-advantaged municipal securities.

We believe the changing conditions in the investment environment over the period have underscored the value of a well-diversified, long-term investment strategy to help soften the effects of volatility in any one market or asset class. As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

2

LETTER TO SHAREHOLDERS continued

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

W. Douglas Munn

President and Chief Executive Officer

Evergreen Funds

Notice to Shareholders:

The Evergreen Funds’ Board of Trustees has unanimously approved the reorganizations of the Evergreen Funds, including the Fund in this report, into Wells Fargo Advantage Funds®. Each reorganization is subject to the satisfaction of a number of conditions, including approval by the Evergreen Fund’s shareholders at a meeting expected to be held in June 2010. It is anticipated that the reorganizations, if they are approved by shareholders and all conditions to the closing are satisfied, will occur in July 2010. Additional information, including a description of the applicable reorganization and information about fees, expenses, and risk factors, will be provided to shareholders of each Evergreen Fund in a Prospectus/Proxy Statement that was mailed in April 2010.

The foregoing is not an offer to sell, nor is it a solicitation of an offer to buy, shares of any Wells Fargo Advantage Fund, nor is it a solicitation of any proxy. For more information, or to receive a free copy of the Prospectus/Proxy Statement once a registration statement relating to a proposed reorganization has been filed with the Securities and Exchange Commission and becomes effective, please call 1.800.343.2898 or visit Evergreeninvestments.com. The Prospectus/Proxy Statement will also be available for free on the Securities and Exchange Commission’s website (www.sec.gov). Please read the Prospectus/Proxy Statement carefully before making any investment decisions.

3

FUND AT A GLANCE

as of March 31, 2010

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Portfolio Managers:

Mathew M. Kiselak; Stephen Galiani

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2010.

The Fixed Income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 4/2/1997

	Class A	Class B	Class C	Class I
Class inception date	11/8/2002	11/8/2002	11/8/2002	4/2/1997

Nasdaq symbol	EOCAX	EOCBX	EOCCX	EOCIX

Average annual return*

1-year with sales charge	6.61%	6.13%	10.13%	N/A

1-year w/o sales charge	11.96%	11.13%	11.13%	12.24%

5-year	2.12%	2.02%	2.37%	3.39%

10-year	4.00%	3.95%	3.95%	4.73%

Maximum sales charge	4.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

*	Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B and C prior to their inception is based on the performance of Class I. Historical performance for Class I prior to 11/11/2002 is based on the performance of Select shares of the fund’s predecessor fund, OFFIT California Municipal Fund. The historical returns for Classes A, B, and C have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.25% for Class A and 1.00% for Classes B and C. Class I does not and Select shares did not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B and C would have been lower.

The returns shown for Class B shares do not reflect the conversion of Class B shares to Class A shares after eight years.

Class B shares are closed to new investments by new and existing shareholders.

Returns reflect expense limits previously in effect, without which returns would have been lower.

4

FUND AT A GLANCE continued

Comparison of a $10,000 investment in the Evergreen California Municipal Bond Fund Class A shares, reflective of maximum applicable sales charge, versus a similar investment in the Barclays Capital 5-Year Municipal Bond Index (BC5YMBI), the Barclays Capital California Municipal Bond Index (BCCAMBI) and the Consumer Price Index (CPI).

The BC5YMBI and the BCCAMBI are unmanaged market indexes and do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

The value of municipal securities may be more sensitive to certain adverse conditions than other fixed income securities. Certain municipal securities may be highly illiquid. Municipal securities may lose their tax-exempt status if certain legal requirements are not met, or if federal or state tax laws change.

Because the Fund invests primarily in securities of issuers located in a single state, the value of the Fund’s shares is highly vulnerable to adverse conditions affecting the state, and may be more volatile than the values of funds that invest in securities issued by issuers located in a number of states.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

5

FUND AT A GLANCE continued

This section left intentionally blank

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Since non-diversified funds may invest a greater percentage of their assets in a single issuer, these funds may face increased risk of price fluctuation over more diversified funds due to adverse developments impacting certain sectors or industries.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rises when prevailing interest rates fall, and falls when interest rates rise.

The issuer of a debt security may be unable to pay interest and principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates.

Distributions of capital gains and other taxable income will be subject to applicable federal, state, and local income taxes. Distributions of income and gains arising from the fund’s use of derivatives will be subject to applicable federal, state, and local income taxes.

All data is as of March 31, 2010, and subject to change.

6

PORTFOLIO MANAGER COMMENTARY

Investment process

The fund’s Class A shares returned 11.96% for the twelve-month period ended March 31, 2010, excluding any applicable sales charges. During the same period, the BC5YMBI returned 5.91% and the BCCAMBI returned 10.42%.

The fund’s objective is to seek current income exempt from federal income taxes, other than the alternative minimum tax, and California state income tax as part of a long-term strategy of achieving tax-advantaged total return.

The unwinding of derivative strategies and massive selling of municipal bonds that began in mid-2008 and continued into early 2009 reversed for many credits during the twelve-month period ended March 31, 2010. Investors slowly adjusted to a municipal bond world that didn’t allow bond insurance to commoditize a large portion of the market. Credit research became even more important but also allowed many participants to take advantage of historically wide spreads. Both liquidity and returns improved in the second and third quarters of 2009. As the yield curve flattened and credit spreads compressed, longer maturing bonds and lower-rated issues outperformed other segments of the municipal market. In the fourth quarter of 2009, municipal bonds sold off and credit spreads widened as investors questioned whether the market had moved too far too fast with the strength and durability of the economic recovery still uncertain. Buyers came back into the market in the first quarter of 2010 and again pushed longer yields and risk premiums lower.

Build America Bonds (BABs), for which 35% of the interest cost is reimbursed to the issuer via a federal government subsidy, offered lower interest costs to many municipal issuers for capital projects during the period. BABs were first devised and issued in early 2009 to help ailing municipalities raise money by allowing them to sell taxable bonds for capital projects while receiving a rebate from the federal government for a portion of their borrowing costs. The program is geared to attract institutional investors who typically do not buy tax-exempt paper. Further, issuers have benefited from the perception that BAB loans will limit tax-exempt issuance and thus increase investor demand going forward. BABs were very popular with taxable bond buyers throughout the period, and replaced a portion of the new issue supply of traditional tax-exempt municipal bonds, especially at the longer end of the yield curve. BABs thus acted as an additional prop for the prices of longer-maturity tax-exempt issues. The program has been extended to 2014, but the interest subsidy by the federal government will be gradually reduced to 30% from the current 35%.

Contributors to performance

Positions maturing in the 25- to 30-year range were among the best performing bonds as this segment of the yield curve outperformed shorter maturities. Additionally, lower investment-grade positions benefited from spread compression during the period and

7

PORTFOLIO MANAGER COMMENTARY continued

contributed significantly to the Fund’s performance. This enabled Fund management to improve the Fund’s overall credit quality by selling lower investment-grade positions, especially hospital bonds, into strong demand.

Detractors from performance

Among the worst-performing bonds were positions in the 1- to 5-year maturity range as this was the worst performing segment of the yield curve during the quarter. The Fund’s lower relative exposure to California general obligation bonds also restrained performance as spreads tightened during the period.

This commentary reflects the views and opinions of the fund’s portfolio manager(s) on the date indicated and may include statements that constitute “forward-looking statements” under the U.S. Securities laws. Forward-looking statements include, among other things, projections, estimates and information about possible or future results related to the fund, markets, or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and Evergreen undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed herein (including any forward-looking statements) may not be relied upon as investment advice or as an indication of the fund’s trading intent.

8

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2009 to March 31, 2010.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/2009	Ending Account Value 3/31/2010	Expenses Paid During Period*

Actual
Class A	$1,000.00	$1,006.39	$4.25
Class B	$1,000.00	$1,002.63	$7.99
Class C	$1,000.00	$1,002.63	$7.99
Class I	$1,000.00	$1,007.64	$3.00
Hypothetical
(5% return before expenses)
Class A	$1,000.00	$1,020.69	$4.28
Class B	$1,000.00	$1,016.95	$8.05
Class C	$1,000.00	$1,016.95	$8.05
Class I	$1,000.00	$1,021.94	$3.02

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (0.85% for Class A, 1.60% for Class B, 1.60% for Class C and 0.60% for Class I), multiplied by the average account value over the period, multiplied by 182 / 365 days.

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended March 31,

CLASS A	2010	2009	2008	2007	2006

Net asset value, beginning of period	$9.76	$10.52	$11.02	$10.90	$11.02

Income from investment operations
Net investment income	0.42	0.44	0.39	0.35	0.35
Net realized and unrealized gains or losses on investments	0.73	(0.77)	(0.46)	0.21	(0.03)[1]

Total from investment operations	1.15	(0.33)	(0.07)	0.56	0.32

Distributions to shareholders from
Net investment income	(0.43)	(0.43)	(0.40)	(0.35)	(0.34)
Net realized gains	0	0	(0.03)	(0.09)	(0.10)

Total distributions to shareholders	(0.43)	(0.43)	(0.43)	(0.44)	(0.44)

Net asset value, end of period	$10.48	$9.76	$10.52	$11.02	$10.90

Total return[2]	11.96%	(3.16)%	(0.70)%	5.17%	2.99%

Ratios and supplemental data
Net assets, end of period (thousands)	$202,595	$209,976	$302,452	$7,900	$4,633
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.85%	0.85%	0.85%	0.94%	0.94%
Expenses excluding waivers/reimbursements and expense reductions	0.85%	0.85%	0.90%	0.99%	0.98%
Net investment income	4.09%	4.28%	3.75%	3.17%	3.14%
Portfolio turnover rate	80%	35%	16%	32%	21%

1

The per share net realized and unrealized gains or losses is not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio.

2	Excluding applicable sales charges

See Notes to Financial Statements

10

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended March 31,

CLASS B	2010	2009	2008	2007	2006

Net asset value, beginning of period	$9.76	$10.52	$11.02	$10.90	$11.02

Income from investment operations
Net investment income	0.34	0.36	0.32	0.27	0.27
Net realized and unrealized gains or losses on investments	0.73	(0.77)	(0.48)	0.21	(0.02)[1]

Total from investment operations	1.07	(0.41)	(0.16)	0.48	0.25

Distributions to shareholders from
Net investment income	(0.35)	(0.35)	(0.31)	(0.27)	(0.27)
Net realized gains	0	0	(0.03)	(0.09)	(0.10)

Total distributions to shareholders	(0.35)	(0.35)	(0.34)	(0.36)	(0.37)

Net asset value, end of period	$10.48	$9.76	$10.52	$11.02	$10.90

Total return[2]	11.13%	(3.89)%	(1.45)%	4.40%	2.28%

Ratios and supplemental data
Net assets, end of period (thousands)	$503	$699	$868	$1,017	$1,137
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.60%	1.60%	1.63%	1.69%	1.69%
Expenses excluding waivers/reimbursements and expense reductions	1.60%	1.60%	1.63%	1.69%	1.69%
Net investment income	3.36%	3.54%	2.91%	2.43%	2.38%
Portfolio turnover rate	80%	35%	16%	32%	21%

1

The per share net realized and unrealized gains or losses is not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of the portfolio.

2	Excluding applicable sales charges

See Notes to Financial Statements

11

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended March 31,

CLASS C	2010	2009	2008	2007	2006

Net asset value, beginning of period	$9.76	$10.52	$11.02	$10.90	$11.02

Income from investment operations
Net investment income	0.34	0.35	0.31	0.27	0.27
Net realized and unrealized gains or losses on investments	0.73	(0.76)	(0.47)	0.21	(0.02)[1]

Total from investment operations	1.07	(0.41)	(0.16)	0.48	0.25

Distributions to shareholders from
Net investment income	(0.35)	(0.35)	(0.31)	(0.27)	(0.27)
Net realized gains	0	0	(0.03)	(0.09)	(0.10)

Total distributions to shareholders	(0.35)	(0.35)	(0.34)	(0.36)	(0.37)

Net asset value, end of period	$10.48	$9.76	$10.52	$11.02	$10.90

Total return[2]	11.13%	(3.89)%	(1.45)%	4.40%	2.28%

Ratios and supplemental data
Net assets, end of period (thousands)	$3,250	$2,864	$3,138	$4,228	$4,445
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.60%	1.60%	1.63%	1.69%	1.69%
Expenses excluding waivers/reimbursements and expense reductions	1.60%	1.60%	1.63%	1.69%	1.69%
Net investment income	3.33%	3.56%	2.90%	2.43%	2.39%
Portfolio turnover rate	80%	35%	16%	32%	21%

1

The per share net realized and unrealized gains or losses is not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio.

2	Excluding applicable sales charges

See Notes to Financial Statements

12

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended March 31,

CLASS I	2010	2009	2008	2007	2006

Net asset value, beginning of period	$9.76	$10.52	$11.02	$10.90	$11.02

Income from investment operations
Net investment income	0.45	0.46	0.42	0.38	0.38
Net realized and unrealized gains or losses on investments	0.73	(0.77)	(0.47)	0.21	(0.02)[1]

Total from investment operations	1.18	(0.31)	(0.05)	0.59	0.36

Distributions to shareholders from
Net investment income	(0.46)	(0.45)	(0.42)	(0.38)	(0.38)
Net realized gains	0	0	(0.03)	(0.09)	(0.10)

Total distributions to shareholders	(0.46)	(0.45)	(0.45)	(0.47)	(0.48)

Net asset value, end of period	$10.48	$9.76	$10.52	$11.02	$10.90

Total return	12.24%	(2.92)%	(0.45)%	5.44%	3.30%

Ratios and supplemental data
Net assets, end of period (thousands)	$11,875	$13,717	$23,626	$27,401	$39,989
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.60%	0.60%	0.63%	0.69%	0.69%
Expenses excluding waivers/reimbursements and expense reductions	0.60%	0.60%	0.63%	0.69%	0.69%
Net investment income	4.35%	4.51%	3.91%	3.43%	3.39%
Portfolio turnover rate	80%	35%	16%	32%	21%

1

The per share net realized and unrealized gains or losses is not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of the portfolio.

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS

March 31, 2010

	Principal Amount	Value

MUNICIPAL OBLIGATIONS 96.7%
AIRPORT 7.3%
Los Angeles, CA Arpt. RB, Ser. A, 5.25%, 05/15/2022	$2,000,000	$2,211,320
Sacramento Cnty., CA Arpt. RB, Ser. B, 5.75%, 07/01/2024	2,000,000	2,089,220
San Francisco, CA City & Cnty. Arpt. Commission RRB, Ser. 37-C, FRN, 0.33%, 05/01/2029, (SPA: Dexia SA)	5,000,000	5,000,000
Santa Barbara, CA Fin. Auth. RB, Arpt. Proj., 5.00%, 07/01/2039	6,685,000	6,664,076

		15,964,616

EDUCATION 1.7%
California Statewide CDA RB, Aspire Public Schools Proj., 5.20%, 07/01/2020 #	595,000	594,012
University of California Med. Ctr. RRB, Ser. D, 5.00%, 05/15/2026	3,000,000	3,129,390

		3,723,402

GENERAL OBLIGATION – LOCAL 20.5%
Capistrano, CA Unified Sch. Dist. GO, Ser. C, 5.50%, 08/01/2022	1,215,000	1,283,222
Delano, CA Unified Sch. Dist. GO, Ser. B, 5.75%, 08/01/2035	5,510,000	5,853,604
Elk Grove, CA Unified Sch. Dist. Spl. Tax Refunding GO, Cmnty. Facs. Dist. Proj., 6.50%, 12/01/2024, (Insd. by AMBAC)	1,500,000	1,582,080
Kaweah Delta, California Hlth. Care Dist. GO, Election of 2003 Proj., 5.25%, 08/01/2028	5,370,000	5,288,859
Kern, CA High Sch. Dist. GO, Election of 1990 Proj., Ser. C, 6.25%, 08/01/2012	1,200,000	1,346,700
Lodi, CA Unified Sch. Dist. GO, 5.00%, 08/01/2022	4,195,000	4,371,442
Natomas, CA Unified Sch. Dist. Refunding GO, 5.95%, 09/01/2021	1,000,000	1,132,030
Riverside, CA Cmnty. College Dist. GO, Ser. A, 5.50%, 08/01/2029	20,000	20,890
Rowland, CA Unified Sch. Dist. GO, Election of 2000 Proj., Ser. B, 5.25%, 08/01/2023	2,115,000	2,237,755
San Diego, CA Unified Sch. Dist. GO, Ser. C, 5.00%, 07/01/2020	100,000	106,826
San Jose, CA GO, Parks and Public Safety Proj., 5.00%, 09/01/2021	3,830,000	4,069,758
San Jose, CA Unified Sch. Dist. GO, Ser. A:
5.00%, 08/01/2021	1,745,000	1,848,915
5.00%, 08/01/2022	2,680,000	2,823,541
San Rafael, CA High Sch. Dist. GO, Election of 1999 Proj., Ser. B, 5.00%, 08/01/2027	1,705,000	1,732,638
Sanger, CA Unified Sch. Dist. Refunding GO, 5.60%, 08/01/2023	2,530,000	2,590,922
Santa Ana, CA Unified Sch. Dist. GO, 5.375%, 08/01/2019	1,065,000	1,130,018
Vallejo City, CA Unified Sch. Dist. GO, Ser. A, 5.90%, 02/01/2017	1,000,000	1,051,240
Westside, CA Unified Sch. Dist. Refunding GO, Ser. C, 6.00%, 08/01/2014	300,000	337,419
Woodland, CA Unified Sch. Dist. GO:
3.00%, 08/01/2010	725,000	730,959
4.75%, 08/01/2026	4,930,000	5,137,060

		44,675,878

GENERAL OBLIGATION – STATE 3.2%
California GO:
5.60%, 03/01/2036	2,000,000	2,005,020
Ser. B, 8.25%, 09/01/2010	175,000	180,511

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

March 31, 2010

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION – STATE continued
California Pre-refunded GO:
5.25%, 09/01/2015	$210,000	$214,235
5.25%, 04/01/2034	1,000,000	1,146,950
Ser. A, 5.00%, 09/01/2021	3,250,000	3,453,450

		7,000,166

HOSPITAL 8.6%
California Hlth. Facs. Fin. RB:
Providence Hlth. & Svcs., Ser. C, 6.50%, 10/01/2038	5,400,000	6,058,584
Stanford Hosp. & Clinics, Ser. A, 5.00%, 11/15/2023	2,000,000	2,021,660
California Hlth. Facs. Fin. RRB, Sutter Hlth., Ser. A, 5.25%, 08/15/2022	1,000,000	1,027,200
California Infrastructure EDRB, Kaiser Hosp. Assisted Living, Ser. A, 5.55%, 08/01/2031	3,500,000	3,527,195
California Statewide CDA RB,Valleycare Hlth. Sys., Ser. A, 5.00%, 07/15/2022	1,000,000	887,480
California Statewide CDA RRB, Mem. Hlth. Svcs., Ser. A, 5.50%, 10/01/2033	2,000,000	2,025,320
University of California RB, UCLA Med. Ctr., Ser. A, 5.25%, 05/15/2030	465,000	441,704
Upland, CA RRB, San Antonio Cmnty. Hosp., 5.00%, 01/01/2018	2,745,000	2,746,427

		18,735,570

HOUSING 7.3%
California Dept. of Veteran Affairs RB, Home Purchase Program, Ser. A, 5.35%, 12/01/2027	2,000,000	2,018,020
California Dept. of Veteran Affairs RRB, Home Purchase Program, Ser.A, 4.85%, 12/01/2022	2,300,000	2,170,740
California HFA MHRB, Ser. B, 6.05%, 08/01/2016, (Insd. by AMBAC & FHA)	1,330,000	1,331,583
California HFA RB:
Home Mtge., Ser. K, 5.60%, 08/01/2038	3,000,000	2,856,780
Ser. G, 5.50%, 08/01/2042	1,000,000	1,009,490
Ser. H, 5.75%, 08/01/2030	1,240,000	1,322,175
Ser. K, 5.30%, 08/01/2023 #	2,000,000	1,962,400
Los Angeles, CA MHRRB, Ser. A, 4.875%, 08/15/2027, (Insd. by FNMA)	1,200,000	1,215,132
Los Angeles, CA RB, Sonnenblick-Del Rio Dev., Inc., 6.00%, 11/01/2019	2,000,000	2,044,020

		15,930,340

INDUSTRIAL DEVELOPMENT REVENUE 8.0%
California Infrastructure & EDRB:
Bay Area Toll Bridges Proj., 5.00%, 07/01/2033	3,000,000	3,469,980
David Gladstone Institute Proj., 5.25%, 10/01/2034	3,000,000	2,868,660
California Infrastructure & EDRRB:
Scripps Institute Proj., Ser. A, 5.00%, 07/01/2029	2,500,000	2,564,750
YMCA Metro. Los Angeles Proj., 5.25%, 02/01/2026	2,000,000	2,001,220
California PCRB, Keller Canyon Landfill Proj., 6.875%, 11/01/2027	5,000,000	5,004,900
Chula Vista, CA IDRB, San Diego Gas, 5.00%, 12/01/2027	1,500,000	1,455,375

		17,364,885

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

March 31, 2010

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
LEASE 4.9%
California Dev. Auth. COP, Crossroads Sch. for Arts & Sciences, 6.00%, 08/01/2028	$1,670,000	$1,584,546
San Bernardino Cnty., CA COP, Med. Ctr. Funding Proj., 5.00%, 08/01/2028	3,500,000	3,249,610
Torrance, CA COP, Pub. Impt. Proj.:
Ser. A, 5.00%, 06/01/2034	1,310,000	1,279,372
Ser. B, 5.25%, 06/01/2034	2,690,000	2,646,395
West Contra, CA Hlth. Care Dist. COP, 5.50%, 07/01/2029	2,000,000	2,033,100

		10,793,023

MISCELLANEOUS REVENUE 8.0%
Alameda Corridor Trans. Auth. RRB, CCAB, Ser. A, 0.00%, 10/01/2021 †	3,000,000	2,446,290
California Pub. Works Dept. Board Lease RB:
Butterfield Street, Ser. A, 5.25%, 06/01/2024	2,400,000	2,350,536
Dept. of Mental Hlth., Ser. A, 5.125%, 06/01/2029	2,000,000	1,844,880
Los Angeles, CA Metro. Trans. Auth. Sales Tax RRB, Proposition 1A, 5.00%, 07/01/2020	4,000,000	4,504,080
Morongo Band of Mission Indians RB, Indians Enterprise Casino Proj., Ser. B, 6.50%, 03/01/2028	2,000,000	1,863,940
Santa Margarita, CA Dana Point Auth. RRB, Ser. B, 7.25%, 08/01/2013	2,000,000	2,290,040
Virgin Islands Pub. Fin. Auth. RB, Ser. A, 6.75%, 10/01/2037	2,000,000	2,167,380

		17,467,146

PORT AUTHORITY 2.8%
Long Beach, CA Harbor RB, Ser. A, 5.75%, 05/15/2013, (Insd. by MBIA)	400,000	405,696
Long Beach, CA Harbor RRB, Ser. A, 6.00%, 05/15/2011, (Insd. by FGIC)	450,000	474,390
Los Angeles, CA Harbor RB, 7.60%, 10/01/2018	105,000	127,454
Richmond, CA Joint Powers Fin. Auth. RB, Point Potrero Proj., Ser. A, 6.25%, 07/01/2024	5,000,000	5,216,200

		6,223,740

POWER 1.1%
California State Dept. of Water, RB Reserved Power Supply, Ser. A, 6.00%, 05/01/2014	2,125,000	2,344,428

PRE-REFUNDED 1.6%
Association of Bay Area Govt. Fin. Auth. RB, Schools of Sacred Heart, Ser. A:
6.15%, 06/01/2015	1,000,000	1,019,560
6.45%, 06/01/2030	2,300,000	2,346,138
California State Dept. of Water Reserve RRB, Central Valley Proj., Ser. W, 5.125%, 12/01/2029	45,000	48,309
Northern California Pub. Power Agcy. RRB, Hydro Elec. Proj. No. 1, Ser. A, 7.50%, 07/01/2023	50,000	67,426

		3,481,433

RESOURCE RECOVERY 4.3%
California PCRRB, Solid Waste Disposal Mgmt., Inc. Proj., Ser. A, 5.00%, 01/01/2022	9,435,000	9,313,100

See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

March 31, 2010

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
SPECIAL TAX 6.1%
La Quinta, CA Redev. Agcy. RB, Tax Proj., 5.00%, 09/01/2021	$1,000,000	$1,005,880
Long Beach, CA Fin. Auth. RRB, Hsg. & Gas Util. Funding, Ser. A-1, 5.00%, 08/01/2030	5,000,000	4,492,550
Milpitas, CA Redev. Agcy. RB, Tax Proj., 3.25%, 09/01/2010	1,000,000	1,006,390
San Francisco, CA City & Cnty. Redev Fin. Auth., Tax Allocation Mission, Ser. D, 6.625%, 08/01/2039	1,000,000	1,050,190
South Orange, CA Pub. Fin. Auth. RB, Foothill Area Proj., Ser. C, 6.50%, 08/15/2010, (Insd. by FGIC)	300,000	305,283
Union City, CA Redev. Agcy. RB, Tax Proj., 5.25%, 10/01/2033	5,440,000	5,403,715

		13,264,008

TRANSPORTATION 7.2%
California Foothill/Eastern Trans. Corridor Agcy. RB, CCAB:
5.80%, 01/15/2020, (Insd. by MBIA) †	3,000,000	3,008,460
5.85%, 01/15/2023, (Insd. by MBIA) †	3,000,000	3,001,140
California Foothill/Eastern Trans. Corridor Agcy. RRB, 5.75%, 01/15/2040	4,000,000	3,824,240
Los Angeles, CA Metro. Trans. Auth. Sales Tax RRB, Ser. E, 5.00%, 07/01/2028	2,825,000	3,039,192
San Joaquin Hills, CA Trans. Corridor Agcy. RB:
0.00%, 01/01/2022 ¤	2,000,000	1,260,160
0.00%, 01/01/2024 ¤	3,000,000	1,687,170

		15,820,362

UTILITY 2.9%
Northern California Gas Auth. No. 1 RB, Gas Proj., Ser. 2007B, FRN, 0.80%, 07/01/2019	2,000,000	1,660,000
Pasadena, CA Elec. RB, 5.00%, 06/01/2019, (Insd. by MBIA)	4,625,000	4,727,259

		6,387,259

WATER & SEWER 1.2%
California Statewide CDA Water & Wastewater RB, Ser. PG-B, 3.10%, 10/01/2011, (Insd. by FSA)	100,000	102,899
East Bay, CA Water Sys. RB, Ser. A-3, FRN, 0.30%, 06/01/2038, (SPA: Dexia Credit Local)	300,000	300,000
Sacramento Cnty., CA Sanitation Dist. Fin. Auth. RRB, 5.00%, 12/01/2027, (Insd. by AMBAC)	1,250,000	1,256,238
Southern California Waterworks RB, Ser. C-1, FRN, 0.27%, 07/01/2036, (LOC: Lloyds TSB Group plc)	1,000,000	1,000,000

		2,659,137

Total Municipal Obligations (cost $207,923,980)		211,148,493

	Shares	Value

SHORT-TERM INVESTMENTS 3.5%
MUTUAL FUND SHARES 3.5%
Evergreen California Municipal Money Market Fund, Class I, 0.01% q ø ## (cost $7,557,213)	7,557,213	7,557,213

See Notes to Financial Statements

17

SCHEDULE OF INVESTMENTS continued

March 31, 2010

Value

Total Investments (cost $215,481,193) 100.2%	$218,705,706
Other Assets and Liabilities (0.2%)	(482,067)

Net Assets 100.0%	$218,223,639

#	When-issued or delayed delivery security
†

Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected interest to be earned over the life of the bond which consists of the aggregate coupon-interest payments and discount at acquisition. The rate shown is the stated rate at the current period end.

¤

Security issued in zero coupon form with no periodic interest payments but is acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from accretion of discount at acquisition.

q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.

Summary of Abbreviations

AMBAC	American Municipal Bond Assurance Corporation
CCAB	Convertible Capital Appreciation Bond
CDA	Community Development Authority
COP	Certificates of Participation
EDRB	Economic Development Revenue Bond
EDRRB	Economic Development Refunding Revenue Bond
FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Authority
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
FSA	Financial Security Assurance, Incorporated
GO	General Obligation
HFA	Housing Finance Authority
IDRB	Industrial Development Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corporation
MHRB	Multifamily Housing Revenue Bond
MHRRB	Multifamily Housing Refunding Revenue Bond
PCRB	Pollution Control Revenue Bond
PCRRB	Pollution Control Refunding Revenue Bond
RB	Revenue Bond
RRB	Refunding Revenue Bond
SPA	Securities Purchase Agreement

The following table shows the percent of total investments by geographic location as of March 31, 2010:

California	95.5%
U.S. Virgin Islands	1.0%
Non-state specific	3.5%

100.0%

See Notes to Financial Statements

18

SCHEDULE OF INVESTMENTS continued

March 31, 2010

The following table shows the percent of total investments by credit quality based on Moody’s and Standard & Poor’s ratings as of March 31, 2010 (unaudited):

AAA	19.8%
AA	26.8%
A	26.2%
BBB	23.3%
NR	3.9%

100.0%

The following table shows the percent of total investments based on effective maturity as of March 31, 2010 (unaudited):

Less than 1 year	4.5%
1 to 3 year(s)	0.9%
3 to 5 years	2.4%
5 to 10 years	8.7%
10 to 20 years	54.3%
20 to 30 years	28.7%
Greater than 30 years	0.5%

100.0%

See Notes to Financial Statements

19

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2010

Assets
Investments in unaffiliated issuers, at value (cost $207,923,980)	$211,148,493
Investments in affiliated issuers, at value (cost $7,557,213)	7,557,213

Total investments	218,705,706
Receivable for Fund shares sold	64,191
Interest receivable	2,558,839
Prepaid expenses and other assets	20,963

Total assets	221,349,699

Liabilities
Dividends payable	204,651
Payable for securities purchased	2,581,344
Payable for Fund shares redeemed	304,380
Advisory fee payable	2,090
Distribution Plan expenses payable	1,488
Due to other related parties	880
Accrued expenses and other liabilities	31,227

Total liabilities	3,126,060

Net assets	$218,223,639

Net assets represented by
Paid-in capital	$224,457,775
Overdistributed net investment income	(150,105)
Accumulated net realized losses on investments	(9,308,544)
Net unrealized gains on investments	3,224,513

Total net assets	$218,223,639

Net assets consists of
Class A	$202,595,187
Class B	503,285
Class C	3,249,775
Class I	11,875,392

Total net assets	$218,223,639

Shares outstanding (unlimited number of shares authorized)
Class A	19,340,815
Class B	48,046
Class C	310,241
Class I	1,133,686

Net asset value per share
Class A	$10.48
Class A — Offering price (based on sales charge of 4.75%)	$11.00
Class B	$10.48
Class C	$10.48
Class I	$10.48

See Notes to Financial Statements

20

STATEMENT OF OPERATIONS

Year Ended March 31, 2010

Investment income
Interest	$11,159,501
Income from affiliated issuers	4,263

Total investment income	11,163,764

Expenses
Advisory fee	789,998
Distribution Plan expenses
Class A	524,488
Class B	6,579
Class C	31,195
Administrative services fee	225,714
Transfer agent fees	140,066
Trustees’ fees and expenses	5,461
Printing and postage expenses	30,602
Custodian and accounting fees	63,988
Registration and filing fees	44,680
Professional fees	44,504
Interest and fee expense	8,253
Other	7,998

Total expenses	1,923,526
Less: Expense reductions	(53)

Net expenses	1,923,473

Net investment income	9,240,291

Net realized and unrealized gains or losses on investments
Net realized losses on securities in unaffiliated issuers	(219,780)
Net change in unrealized gains or losses on securities in unaffiliated issuers	16,648,296

Net realized and unrealized gains or losses on investments	16,428,516

Net increase in net assets resulting from operations	$25,668,807

See Notes to Financial Statements

21

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended March 31,

	2010		2009

Operations
Net investment income		$9,240,291		$11,696,648
Net realized losses on investments		(219,780)		(8,607,407)
Net change in unrealized gains or losses on investments		16,648,296		(13,026,276)

Net increase (decrease) in net assets resulting from operations		25,668,807		(9,937,035)

Distributions to shareholders from
Net investment income
Class A		(8,819,655)		(10,618,447)
Class B		(22,930)		(28,075)
Class C		(107,459)		(101,891)
Class I		(540,866)		(824,198)

Total distributions to shareholders		(9,490,910)		(11,572,611)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	511,472	5,228,343	507,123	5,078,887
Class B	460	4,702	20,484	211,566
Class C	55,071	558,781	78,010	773,182
Class I	250,232	2,574,343	389,508	3,983,103

		8,366,169		10,046,738

Net asset value of shares issued in reinvestment of distributions
Class A	620,404	6,374,580	787,153	7,912,971
Class B	900	9,264	1,106	11,147
Class C	5,654	58,105	5,352	53,478
Class I	14,215	145,857	22,782	228,523

		6,587,806		8,206,119

Automatic conversion of Class B shares to Class A shares
Class A	43	440	1,841	18,101
Class B	(43)	(440)	(1,841)	(18,101)

		0		0

Payment for shares redeemed
Class A	(3,315,626)	(33,982,179)	(8,534,069)	(85,899,622)
Class B	(24,927)	(258,929)	(30,606)	(307,048)
Class C	(44,087)	(451,271)	(88,121)	(872,604)
Class I	(536,876)	(5,472,225)	(1,252,991)	(12,491,070)

		(40,164,604)		(99,570,344)

Net decrease in net assets resulting from capital share transactions		(25,210,629)		(81,317,487)

Total decrease in net assets		(9,032,732)		(102,827,133)
Net assets
Beginning of period		227,256,371		330,083,504

End of period		$218,223,639		$227,256,371

Undistributed (overdistributed) net investment income		$(150,105)		$100,514

See Notes to Financial Statements

22

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen California Municipal Bond Fund (the “Fund”) is a non-diversified series of Evergreen Municipal Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge, but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Effective after the close of business on June 30, 2009, Class B shares were closed to new accounts and additional purchases by existing shareholders. Class B shares are available for purchase only through (i) an exchange transaction in which Class B shares of another Evergreen fund are exchanged or (ii) the Fund’s dividend reinvestment program. Class B shares are sold without a front-end sales charge, but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares had been held. Class C shares are sold without a front-end sales charge, but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates. Management has considered the circumstances under which the Fund should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities of sufficient credit quality with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates fair value.

23

NOTES TO FINANCIAL STATEMENTS continued

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

b. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

c. Inverse floating-rate obligations

The Fund may participate in inverse floating-rate obligation (“Inverse Floater”) structures whereby a fixed-rate bond (“Fixed-Rate Bond”) purchased by the Fund is transferred to a tender option bond trust (“TOB Trust”). The TOB Trust issues floating-rate notes (“Floating-Rate Notes”) to third-parties, which are collateralized by the Fixed-Rate Bond, and the Fund buys a residual interest in the TOB Trust’s assets and cash flows. The Inverse Floater held by the Fund gives the Fund the right (1) to cause the holders of the Floating-Rate Notes to tender their notes at par, and (2) to have the Fixed-Rate Bond held by the TOB Trust transferred back to the Fund, thereby collapsing the TOB Trust. The Fund accounts for the transaction described above as a secured borrowing by including the Fixed-Rate Bond in its Schedule of Investments, and by recording the Floating-Rate Notes as a liability in the Fund’s Statement of Assets and Liabilities. The Fund also records the interest paid on Floating-Rate Notes as interest expense. The Floating-Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes for redemption at par at each reset date. Inverse Floaters held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectibility of interest is reasonably assured, the debt obligation is removed from non-accrual status.

24

NOTES TO FINANCIAL STATEMENTS continued

e. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund’s income and excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal, Massachusetts and Delaware revenue authorities.

f. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), a subsidiary of Wells Fargo & Company (“Wells Fargo”), is the investment advisor to the Fund and is paid an annual fee starting at 0.35% and declining to 0.27% as average daily net assets increase. For the year ended March 31, 2010, the advisory fee was equivalent to an annual rate of 0.35% of the Fund’s average daily net assets.

The Fund may invest in money market funds which are advised by EIMC. Income earned on these investments is included in income from affiliated issuers on the Statement of Operations.

EIMC also serves as the administrator to the Fund providing the Fund with facilities, equipment and personnel. EIMC is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds) starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase. For the year ended March 31, 2010, the administrative services fee was equivalent to an annual rate of 0.10% of the Fund’s average daily net assets.

Evergreen Service Company, LLC (“ESC”), an affiliate of EIMC and a subsidiary of Wells Fargo, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

25

NOTES TO FINANCIAL STATEMENTS continued

4. DISTRIBUTION PLANS

Wells Fargo Funds Distributor, LLC (“WFFD”), a wholly-owned subsidiary of Wells Fargo serves as distributor of the Fund’s shares. Prior to January 4, 2010, Evergreen Investment Services, Inc. (“EIS”), an affiliate of EIMC and a subsidiary of Wells Fargo, served as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, the Fund is permitted to pay distribution fees at an annual rate of up to 0.75% of the average daily net assets for Class A shares and up to 1.00% of the average daily net assets for each of Class B and Class C shares. However, currently the distribution fees for Class A shares are limited to 0.25% of the average daily net assets of the class.

For the year ended March 31, 2010, EIS received $2,019 from the sale of Class A shares and $2,216 and $300 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $176,192,045 and $199,564,209, respectively, for the year ended March 31, 2010.

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of March 31, 2010, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Municipal obligations	$0	$211,148,493	$0	$211,148,493
Short-term investments	7,557,213	0	0	7,557,213

	$7,557,213	$211,148,493	$0	$218,705,706

26

NOTES TO FINANCIAL STATEMENTS continued

Further details on the major security types listed above can be found in the Schedule of Investments.

At March 31, 2010, there were no Floating-Rate Notes outstanding. During the year ended March 31, 2010, the Fund held Floating-Rate Notes that had an average daily balance outstanding of $486,301 and incurred interest and fee expense in the amount of $8,253.

On March 31, 2010, the aggregate cost of securities for federal income tax purposes was $215,481,193. The gross unrealized appreciation and depreciation on securities based on tax cost was $5,862,292 and $2,637,779, respectively, with a net unrealized appreciation of $3,224,513.

As of March 31, 2010, the Fund had $8,837,363 in capital loss carryovers for federal income tax purposes with $5,544,003 expiring in 2017 and $3,293,360 expiring in 2018.

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of March 31, 2010, the Fund incurred and will elect to defer post-October losses of $471,181.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended March 31, 2010, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of March 31, 2010, the components of distributable earnings on a tax basis were as follows:

Undistributed Exempt-Interest Income	Unrealized Appreciation	Capital Loss Carryovers and Post-October Losses	Temporary Book/ Tax Differences

$56,662	$3,224,513	$9,308,544	$(206,767)

The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses.

The tax character of distributions paid was as follows:

	Year Ended March 31,

	2010	2009

Ordinary Income	$106,186	$92,507
Exempt-Interest Income	9,384,724	11,480,104

27

NOTES TO FINANCIAL STATEMENTS continued

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $100 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at the higher of the Federal Funds rate plus 1.25% or LIBOR plus 1.25%. Prior to June 26, 2009, the interest rate was 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.145% on the unused balance, which is allocated pro rata. Prior to June 26, 2009, the annual commitment fee was 0.09%. During the year ended March 31, 2010, the Fund had no borrowings under this agreement.

11. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

The Evergreen funds, EIMC and certain of EIMC’s affiliates are involved in various legal actions, including private litigation and class action lawsuits, and are and may in the future be subject to regulatory inquiries and investigations.

EIMC and EIS have reached final settlements with the Securities and Exchange Commission (“SEC”) and the Securities Division of the Secretary of the Commonwealth of Massachusetts (“Commonwealth”) primarily relating to the liquidation of Evergreen Ultra Short Opportunities Fund (“Ultra Short Fund”). The claims settled include the following: first, that during the period February 2007 through Ultra Short Fund’s liquidation on June 18, 2008, Ultra Short Fund’s former portfolio management team failed to properly take into account readily-available information in valuing certain non-agency

28

NOTES TO FINANCIAL STATEMENTS continued

residential mortgage-backed securities held by the Ultra Short Fund, resulting in the Ultra Short Fund’s net asset value (“NAV”) being overstated during the period; second, that EIMC and EIS acted inappropriately when, in an effort to explain the decline in Ultra Short Fund’s NAV, certain information regarding the decline was communicated to some, but not all, shareholders and financial intermediaries; third, that the Ultra Short Fund portfolio management team did not adhere to regulatory requirements for affiliated cross trades in executing trades with other Evergreen funds; and finally, that from at least September 2007 to August 2008, EIS did not preserve certain text and instant messages transmitted via personal digital assistant devices. In settling these matters, EIMC and EIS have agreed to payments totaling $41,125,000, up to $40,125,000 of which will be distributed to eligible shareholders of Ultra Short Fund pursuant to a methodology and plan approved by the regulators. EIMC and EIS neither admitted nor denied the regulators’ conclusions.

Three purported class actions have also been filed in the U.S. District Court for the District of Massachusetts relating to the same events; defendants include various Evergreen entities, including EIMC and EIS, and Evergreen Fixed Income Trust and its Trustees. The cases generally allege that investors in the Ultra Short Fund suffered losses as a result of (i) misleading statements in Ultra Short Fund’s registration statement and prospectus, (ii) the failure to accurately price securities in the Ultra Short Fund at different points in time and (iii) the failure of the Ultra Short Fund’s risk disclosures and description of its investment strategy to inform investors adequately of the actual risks of the fund.

EIMC does not expect that any of the legal actions, inquiries or settlement of regulatory matters will have a material adverse impact on the financial position or operations of the Fund to which these financial statements relate. Any publicity surrounding or resulting from any legal actions or regulatory inquiries involving EIMC or its affiliates or any of the Evergreen Funds could result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses or have other adverse consequences on the Evergreen funds, including the Fund.

13. REORGANIZATION

At a meeting of the Board of Trustees held on December 30, 2009, the Trustees of the Fund approved a Plan of Reorganization (the “Plan”). Under the Plan, Wells Fargo Advantage California Tax-Free Fund, a series of Wells Fargo Funds Trust, will acquire the assets and assume the liabilities of the Fund in exchange for shares of Wells Fargo Advantage California Tax-Free Fund.

A special meeting of shareholders of the Fund will be held in June 2010 to consider and vote on the Plan. In April 2010, materials for this meeting were mailed to shareholders of record on March 10, 2010. If approved by the shareholders at this meeting, the reorganization will take place in July 2010.

29

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders

Evergreen Municipal Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen California Municipal Bond Fund, a series of the Evergreen Municipal Trust, as of March 31, 2010 and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2010 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen California Municipal Bond Fund as of March 31, 2010, the results of its operations, changes in its net assets and financial highlights for each of the years described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

May 24, 2010

30

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

For the fiscal year ended March 31, 2010, the percentage representing the portion of distributions from net investment income, which is exempt from federal income tax, is 98.88%. The percentage of distributions subject to the federal alternative minimum tax and California state income tax will be reported to shareholders in January 2011.

31

TRUSTEES AND OFFICERS

TRUSTEES[1]
Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 46 portfolios as of 12/31/2009)

Chairman, Bloc Global Services (development and construction); Former Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.

Carol A. Kosel Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Consultant, Rock Hill Metals Consultants LLC (Metals Consultant to steel industry); Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit[2] Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Director, Rogers, Townsend & Thomas, PC (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Vice President, Kellam & Pettit, P.A. (law firm); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director,Trust Company of CT; Former Trustee, Saint Joseph College (CT)

32

TRUSTEES AND OFFICERS continued

Richard K. Wagoner, CFA[3] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
W. Douglas Munn[4] President DOB: 4/21/1963 Term of office since: 2009

Principal occupations: President and Chief Executive Officer, Evergreen Investment Company, Inc.; Chief Operating Officer, Wells Fargo Funds Management, LLC; Former Chief Operating Officer, Evergreen Investment Company, Inc.

Kasey Phillips[4] Treasurer DOB: 12/12/1970 Term of office since: 2005	Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Treasurer, Wells Fargo Advantage Funds; Former Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Managing Counsel, Wells Fargo & Company; Secretary and Senior Vice President, Alternative Strategies Brokerage Services, Inc.; Evergreen Investment Services, Inc.; Secretary and Senior Vice President, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investment Company, Inc.; Compliance Manager, Wells Fargo Funds Management Group; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. Each Trustee oversaw 74 Evergreen funds as of December 31, 2009. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2

It is possible that Mr. Pettit may be viewed as an “interested person” of the Evergreen funds, as defined in the 1940 Act, because of his law firm’s previous representation of affiliates of Wells Fargo & Company (“Wells Fargo”), the parent to the Evergreen funds’ investment advisor, EIMC. The Trustees are treating Mr. Pettit as an interested trustee for the time being.

3	Mr. Wagoner is an “interested person” of the Evergreen funds because of his ownership of shares in Wells Fargo & Company, the parent to the Evergreen funds’ investment advisor.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

33

122765 569840 rv6 05/2010

Evergreen Pennsylvania Municipal Bond Fund

table of contents
1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
7	PORTFOLIO MANAGER COMMENTARY
9	ABOUT YOUR FUND’S EXPENSES
10	FINANCIAL HIGHLIGHTS
14	SCHEDULE OF INVESTMENTS
20	STATEMENT OF ASSETS AND LIABILITIES
21	STATEMENT OF OPERATIONS
22	STATEMENTS OF CHANGES IN NET ASSETS
23	NOTES TO FINANCIAL STATEMENTS
31	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
32	ADDITIONAL INFORMATION
36	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2010, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC, is a subsidiary of Wells Fargo & Company and is an affiliate of Wells Fargo & Company’s broker/dealer subsidiaries. Evergreen mutual funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

LETTER TO SHAREHOLDERS

May 2010

W. Douglas Munn

President and Chief Executive Officer

Dear Valued Shareholder:

We are pleased to provide you with this Annual Report for Evergreen Pennsylvania Municipal Bond Fund for the twelve-month period ended March 31, 2010 (the “period”).

Leading up to the beginning of the period, a series of extraordinary financial and economic events affected the financial markets in the United States and throughout the world. After a prolonged period of uncertainty and falling share prices worldwide, stock markets staged a remarkable rally in 2009 that continued through the end of the year. In January 2010, concerns about the sustainability of the economic recovery led to a partial correction, but the markets quickly rebounded and ended the reporting period approximately where they began in 2010, although apparently on more stable footing.

U.S. economic growth was strong throughout most of the period as the economic recovery appeared to gain momentum. Gross domestic product returned to positive growth in the third quarter of 2009, following four consecutive quarters of contraction for the first time in at least 60 years. The consensus among economists was that the recession that began in December 2007 had likely ended during the summer of 2009. However, with much of the growth attributable to government stimulus, questions remained over the sustainability of the recovery. By the end of the period, the National Bureau of Economic Research had not declared an official end to the recession.

Employment data turned positive during the period, a welcome sign that the economic recovery appeared to be moving toward self-sustainability. U.S. employers added 162,000 jobs in March 2010, the most in three years. The unemployment rate edged down to 9.7% in the final months of the period, after having peaked at 10.1% in October 2009—its highest level in more than 25 years. Other encouraging news in March 2010 included increases in temporary jobs, average hours worked, and manufacturing employment. Still, more than 8 million jobs were lost during the recession and the number of long-term unemployed—those out of work for 27 weeks or longer—continued to increase, ending the period at 6.5 million.

Other economic data continued to show additional signs of improvement. Industrial production, manufacturing, and consumer sentiment had all improved significantly as the period came to a close. Retail sales strengthened significantly during the period, with particular strength in March. Although housing inventory and foreclosure rates remained elevated, home sales and prices began to show signs of improvement in many areas of the country—spurred in part by the government’s $8,000 tax credit for first-time home buyers, which was extended through the end of April 2010.

LETTER TO SHAREHOLDERS continued

Despite extensive quantitative easing measures by the Federal Reserve Board (the “Fed”), bank lending remained constrained during the period. This indicates that the trillions of dollars of government stimulus that were added to the monetary system might not have an inflationary impact in the near term. Throughout the period, the Federal Open Market Committee (the “FOMC”) held the federal funds rate at the range of 0% to 0.25% that it first targeted in December 2008. The Fed did, however, begin to remove some of its unconventional stimulus measures. It concluded its purchases of longer-term Treasuries in October 2009 and mortgage-backed securities in March 2010.

The FOMC’s final statement during the period noted that economic activity continued to strengthen, the labor market was stabilizing, business spending had risen significantly, and inflation remained subdued. However, the committee also noted that unemployment remained high and credit continued to be tight, reiterating that it was likely to keep the federal funds rate at exceptionally low levels for an extended period because of the continued substantial economic slack.

The strong rally in the equity markets during the period was interrupted only briefly by modest corrections in October 2009 and January 2010 due primarily to concerns about sovereign debt, with particular focus on Greece. The euro weakened significantly against the U.S. dollar as the European Union continued to debate potential support plans for Greece throughout the period.

In general, municipal securities performed well over the period, benefiting from both the low yields in U.S. Treasuries and the Build America Bond program, which reduced the supply of tax-exempt municipal debt. Investors sought tax-exempt municipal bonds for their higher levels of relative yield compared with U.S. Treasuries and their tax-exemption benefits. The most notable returns during the period came from the lower-quality credit sectors, as investor confidence strengthened.

During a period of growing confidence and stability in the municipal markets, managers of Evergreen’s state municipal bond funds positioned their portfolios to balance the risks of a changing market with the growing opportunities in higher-yielding municipals. Throughout the period, managers maintained a disciplined approach, seeking both total return and competitive yield through investments in tax-advantaged municipal securities.

We believe the changing conditions in the investment environment over the period have underscored the value of a well-diversified, long-term investment strategy to help soften the effects of volatility in any one market or asset class. As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

LETTER TO SHAREHOLDERS continued

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

W. Douglas Munn

President and Chief Executive Officer
Evergreen Funds

Notice to Shareholders:

The Evergreen Funds’ Board of Trustees has unanimously approved the reorganizations of the Evergreen Funds, including the Fund in this report, into Wells Fargo Advantage Funds®. Each reorganization is subject to the satisfaction of a number of conditions, including approval by the Evergreen Fund’s shareholders at a meeting expected to be held in June 2010. It is anticipated that the reorganizations, if they are approved by shareholders and all conditions to the closing are satisfied, will occur in July 2010. Additional information, including a description of the applicable reorganization and information about fees, expenses, and risk factors, will be provided to shareholders of each Evergreen Fund in a Prospectus/Proxy Statement that was mailed in April 2010.

The foregoing is not an offer to sell, nor is it a solicitation of an offer to buy, shares of any Wells Fargo Advantage Fund, nor is it a solicitation of any proxy. For more information, or to receive a free copy of the Prospectus/Proxy Statement once a registration statement relating to a proposed reorganization has been filed with the Securities and Exchange Commission and becomes effective, please call 1.800.343.2898 or visit Evergreeninvestments.com. The Prospectus/Proxy Statement will also be available for free on the Securities and Exchange Commission’s website (www.sec.gov). Please read the Prospectus/Proxy Statement carefully before making any investment decisions.

FUND AT A GLANCE

as of March 31, 2010

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Portfolio Managers:

Mathew M. Kiselak; Robert J. Miller

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2010.

The Fixed Income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 12/27/1990

	Class A	Class B	Class C	Class I
Class inception date	12/27/1990	2/1/1993	2/1/1993	11/24/1997

Nasdaq symbol	EKVAX	EKVBX	EKVCX	EKVYX

Average annual return*

1-year with sales charge	8.93%	8.60%	12.58%	N/A

1-year w/o sales charge	14.41%	13.60%	13.58%	14.69%

5-year	2.51%	2.41%	2.76%	3.79%

10-year	4.04%	3.83%	3.83%	4.83%

Maximum sales charge	4.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

*	Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The fund incurs a 12b-1 fee of 0.25% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee.

The returns shown for Class B shares do not reflect the conversion of Class B shares to Class A shares after eight years.

Class B shares are closed to new investments by new and existing shareholders.

Returns reflect expense limits previously in effect, without which returns would have been lower.

FUND AT A GLANCE continued

Comparison of a $10,000 investment in the Evergreen Pennsylvania Municipal Bond Fund Class A shares, reflective of maximum applicable sales charge, versus a similar investment in the Barclays Capital Municipal Bond Index (BCMBI), the Barclays Capital Pennsylvania Municipal Bond Index (BCPAMBI) and the Consumer Price Index (CPI).

The BCMBI and the BCPAMBI are unmanaged market indexes and do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

The value of municipal securities may be more sensitive to certain adverse conditions than other fixed income securities. Certain municipal securities may be highly illiquid. Municipal securities may lose their tax-exempt status if certain legal requirements are not met, or if federal or state tax laws change.

Because the Fund invests primarily in securities of issuers located in a single state, the value of the Fund’s shares is highly vulnerable to adverse conditions affecting the state, and may be more volatile than the values of funds that invest in securities issued by issuers located in a number of states.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

FUND AT A GLANCE continued

This section left intentionally blank

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Since non-diversified funds may invest a greater percentage of their assets in a single issuer, these funds may face increased risk of price fluctuation over more diversified funds due to adverse developments impacting certain sectors or industries.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rises when prevailing interest rates fall, and falls when interest rates rise.

The issuer of a debt security may be unable to pay interest and principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates.

Distributions of capital gains and other taxable income will be subject to applicable federal, state, and local income taxes. Distributions of income and gains arising from the fund’s use of derivatives will be subject to applicable federal, state, and local income taxes.

All data is as of March 31, 2010, and subject to change.

PORTFOLIO MANAGER COMMENTARY

Investment process

The Fund’s Class A shares returned 14.41% for the twelve-month period ended March 31, 2010, excluding any applicable sales charges. During the same period, the BCMBI returned 9.69% and the BCPAMBI returned 7.86%.

The fund’s objective is to seek current income exempt from federal income taxes, other than the alternative minimum tax, and Pennsylvania state income tax as part of a long-term strategy of achieving tax-advantaged total return.

During the twelve-month period ended March 31, the municipal bond market continued to recover from the chaos of the financial crisis the year before. Market participants on both the top-tier and lower-tier of quality for municipals continued to adjust to new developments in the investment environment to establish what has become known as the “new normal” for the municipal market. This new normal took shape as we transitioned from a highly leveraged, generic type of market, pre-crisis, to an environment in which investors were demanding to be paid for risk, and also were becoming more discriminating in the investment process overall. Fundamental and technical inputs such as economic data, credit research, supply, liquidity, and volatility were monitored more closely then ever before.

The twelve-month period was characterized by confidence- and stability-building for the municipal bond market. Improvements in the municipal market have come in many forms and have had a dramatic effect on overall sentiment. Most notable would be liquidity, which has improved from poor to good or adequate in high-grade credits. While the two-tiered market still exists, the top-tier or liquid sector of the market has expanded. Investors are becoming more comfortable moving down the credit spectrum and into a wider range of sectors in search of high return potential.

A classic struggle between market fundamentals and technicals has developed in the muni arena, with long-term fixed income and municipal credit fundamentals at odds with shorter-term municipal market technicals. With the great recession apparently over by the end of the period, and economic activity on the rebound, higher interest rates were anticipated to be on the horizon. At the same time, state and local governments were seeing tax receipts fall and were scrambling to balance their budgets. Typically tax receipts lag a recovery by about two years because it takes time to rebuild a tax base that gradually grows as employments rises. These all argue for higher rates on muni bonds. During much of the period, the technicals of the municipal market were holding rates at very low levels as supply/demand imbalances were continually challenged by the issuance of Build America Bonds (BABs). BABs were devised to help ailing municipalities raise money by allowing them to sell taxable bonds for capital projects while receiving a rebate from the federal government for a portion of their borrowing costs. The program is geared to attract institutional investors who typically do not buy tax-exempt paper. Further, issuers have benefited from the perception that BAB loans will limit tax-exempt issuance and thus increase investor demand going forward.

PORTFOLIO MANAGER COMMENTARY continued

This government sponsored program reduced the availability of traditional municipals by about 25% during the period. Investors’ fears of limited supply, now and in the future, drove demand and consequently held rates lower than would otherwise be expected. However, as these trends play out in the months ahead, we currently believe the market may continue to bounce around, depending on which forces seem to be dominating at any particular time. Indeed, headlines often drive the process, especially as it pertains to state and local governments’ budgetary woes.

Contributors to performance

The main contributor to the Fund’s relative performance was an overweight in lower investment-grade securities. As of March 31, 2010, the Fund had roughly 40% of its holdings in lower-investment grade securities. Lower investment-grade municipal securities outperformed their higher-quality counterparts for the period as investors’ appetites for risk grew.

Detractors from performance

Modest positions in short, high-quality municipal securities were the only detractors from the Fund’s relative performance. With interest rates falling across the municipal bond curve for the period, longer positions had a greater positive impact on returns.

This commentary reflects the views and opinions of the fund’s portfolio manager(s) on the date indicated and may include statements that constitute “forward-looking statements” under the U.S. Securities laws. Forward-looking statements include, among other things, projections, estimates and information about possible or future results related to the fund, markets, or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and Evergreen undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed herein (including any forward-looking statements) may not be relied upon as investment advice or as an indication of the fund’s trading intent.

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2009 to March 31, 2010.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	10/1/2009	3/31/2010	During Period*

Actual
Class A	$1,000.00	$1,002.65	$3.84
Class B	$1,000.00	$998.84	$7.57
Class C	$1,000.00	$998.87	$7.57
Class I	$1,000.00	$1,003.90	$2.60
Hypothetical
(5% return before expenses)
Class A	$1,000.00	$1,021.09	$3.88
Class B	$1,000.00	$1,017.35	$7.64
Class C	$1,000.00	$1,017.35	$7.64
Class I	$1,000.00	$1,022.34	$2.62

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (0.77% for Class A, 1.52% for Class B, 1.52% for Class C and 0.52% for Class I), multiplied by the average account value over the period, multiplied by 182 / 365 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended March 31,

CLASS A	2010	2009	2008	2007	2006

Net asset value, beginning of period	$9.95	$10.84	$11.32	$11.25	$11.38

Income from investment operations
Net investment income	0.46	0.48	0.48	0.47	0.48
Net realized and unrealized gains or losses on investments	0.95	(0.89)	(0.49)	0.07	(0.14)

Total from investment operations	1.41	(0.41)	(0.01)	0.54	0.34

Distributions to shareholders from
Net investment income	(0.46)	(0.48)	(0.47)	(0.47)	(0.47)

Net asset value, end of period	$10.90	$9.95	$10.84	$11.32	$11.25

Total return[1]	14.41%	(3.79)%	(0.05)%	4.86%	3.04%

Ratios and supplemental data
Net assets, end of period (thousands)	$48,762	$45,158	$48,045	$55,565	$57,847
Ratios to average net assets
Expenses including waivers/reimbursements and interest and fee expense but excluding expense reductions	0.76%	0.73%	0.71%	0.74%	0.69%[2]
Expenses including interest and fee expense but excluding waivers/reimbursements and expense reductions	0.76%	0.73%	0.76%	0.79%	0.73%[2]
Expenses including waivers/reimbursements but excluding expense reductions and interest and fee expense	0.76%	0.72%	0.68%	0.66%	0.67%
Interest and fee expense[3]	0.00%	0.01%	0.03%	0.08%	0.02%
Net investment income	4.35%	4.67%	4.27%	4.13%	4.22%
Portfolio turnover rate	45%	35%	21%	33%	43%

1	Excluding applicable sales charges
2	Ratio is adjusted for interest and fee expense relating to inverse floating-rate obligations which is not considered material to previously issued financial statements.
3	Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended March 31,

CLASS B	2010	2009	2008	2007	2006

Net asset value, beginning of period	$9.91	$10.80	$11.27	$11.21	$11.34

Income from investment operations
Net investment income	0.38 [1]	0.40 [1]	0.37	0.36	0.39
Net realized and unrealized gains or losses on investments	0.95	(0.89)	(0.45)	0.08	(0.13)

Total from investment operations	1.33	(0.49)	(0.08)	0.44	0.26

Distributions to shareholders from
Net investment income	(0.38)	(0.40)	(0.39)	(0.38)	(0.39)

Net asset value, end of period	$10.86	$9.91	$10.80	$11.27	$11.21

Total return[2]	13.60%	(4.54)%	(0.73)%	4.00%	2.32%

Ratios and supplemental data
Net assets, end of period (thousands)	$7,573	$11,287	$18,324	$24,725	$31,415
Ratios to average net assets
Expenses including waivers/reimbursements and interest and fee expense but excluding expense reductions	1.51%	1.47%	1.46%	1.49%	1.43%[3]
Expenses including interest and fee expense but excluding waivers/reimbursements and expense reductions	1.51%	1.47%	1.46%	1.49%	1.43%[3]
Expenses including waivers/reimbursements but excluding expense reductions and interest and fee expense	1.51%	1.46%	1.43%	1.41%	1.41%
Interest and fee expense[4]	0.00%	0.01%	0.03%	0.08%	0.02%
Net investment income	3.63%	3.89%	3.51%	3.38%	3.48%
Portfolio turnover rate	45%	35%	21%	33%	43%

1	Per share amount is based on average shares outstanding during the period.
2	Excluding applicable sales charges
3	Ratio is adjusted for interest and fee expense relating to inverse floating-rate obligations which is not considered material to previously issued financial statements.
4	Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended March 31,

CLASS C	2010	2009	2008	2007	2006

Net asset value, beginning of period	$9.93	$10.82	$11.29	$11.23	$11.36

Income from investment operations
Net investment income	0.38	0.40	0.38	0.37	0.40
Net realized and unrealized gains or losses on investments	0.95	(0.88)	(0.46)	0.07	(0.14)

Total from investment operations	1.33	(0.48)	(0.08)	0.44	0.26

Distributions to shareholders from
Net investment income	(0.38)	(0.41)	(0.39)	(0.38)	(0.39)

Net asset value, end of period	$10.88	$9.93	$10.82	$11.29	$11.23

Total return[1]	13.58%	(4.52)%	(0.72)%	4.00%	2.32%

Ratios and supplemental data
Net assets, end of period (thousands)	$9,020	$8,387	$9,896	$11,539	$13,431
Ratios to average net assets
Expenses including waivers/reimbursements and interest and fee expense but excluding expense reductions	1.51%	1.48%	1.46%	1.49%	1.43%[2]
Expenses including interest and fee expense but excluding waivers/reimbursements and expense reductions	1.51%	1.48%	1.46%	1.49%	1.43%[2]
Expenses including waivers/reimbursements but excluding expense reductions and interest and fee expense	1.51%	1.47%	1.43%	1.41%	1.41%
Interest and fee expense[3]	0.00%	0.01%	0.03%	0.08%	0.02%
Net investment income	3.61%	3.91%	3.52%	3.38%	3.47%
Portfolio turnover rate	45%	35%	21%	33%	43%

1	Excluding applicable sales charges
2	Ratio is adjusted for interest and fee expense relating to inverse floating-rate obligations which is not considered material to previously issued financial statements.
3	Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended March 31,

CLASS I	2010	2009	2008	2007	2006

Net asset value, beginning of period	$9.95	$10.84	$11.31	$11.25	$11.38

Income from investment operations
Net investment income	0.49	0.51	0.50	0.49	0.51
Net realized and unrealized gains or losses on investments	0.95	(0.89)	(0.47)	0.07	(0.13)

Total from investment operations	1.44	(0.38)	0.03	0.56	0.38

Distributions to shareholders from
Net investment income	(0.49)	(0.51)	(0.50)	(0.50)	(0.51)

Net asset value, end of period	$10.90	$9.95	$10.84	$11.31	$11.25

Total return	14.69%	(3.55)%	0.29%	5.04%	3.35%

Ratios and supplemental data
Net assets, end of period (thousands)	$290,586	$332,597	$555,535	$730,018	$781,411
Ratios to average net assets
Expenses including waivers/reimbursements and interest and fee expense but excluding expense reductions	0.51%	0.47%	0.45%	0.49%	0.43%[1]
Expenses including interest and fee expense but excluding waivers/reimbursements and expense reductions	0.51%	0.47%	0.45%	0.49%	0.43%[1]
Expenses including waivers/reimbursements but excluding expense reductions and interest and fee expense	0.51%	0.46%	0.42%	0.41%	0.41%
Interest and fee expense[2]	0.00%	0.01%	0.03%	0.08%	0.02%
Net investment income	4.61%	4.88%	4.51%	4.38%	4.47%
Portfolio turnover rate	45%	35%	21%	33%	43%

1	Ratio is adjusted for interest and fee expense relating to inverse floating-rate obligations which is not considered material to previously issued financial statements.
2	Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

March 31, 2010

	Principal Amount	Value

MUNICIPAL OBLIGATIONS 100.2%
AIRPORT 3.3%
Allegheny Cnty., PA Arpt. RRB, Pittsburgh Intl. Arpt., Ser. A-1, 5.75%, 01/01/2012	$5,500,000	$5,761,470
Lehigh & Northampton, PA Arpt. Auth. RB, Ser. A, 6.00%, 05/15/2025	3,000,000	2,999,910
Philadelphia, PA IDA Arpt. RB, Philadelphia Arpt. Sys. Proj., Ser. A:
5.50%, 07/01/2016	1,630,000	1,694,059
5.50%, 07/01/2017	1,250,000	1,293,738

		11,749,177

COMMUNITY DEVELOPMENT DISTRICT 0.3%
Henderson, NV Local Impt. Dist. RB, 5.25%, 09/01/2026 +	2,500,000	1,047,700

CONTINUING CARE RETIREMENT COMMUNITY 6.8%
Cumberland Cnty., PA Muni. Auth. RB, Diakon Lutheran Ministries Proj., 5.00%, 01/01/2036	6,000,000	4,946,100
Lebanon Cnty., PA Hlth. Facs. Auth. RB, Pleasant View Retirement:
Ser. A:
5.00%, 12/15/2014	1,130,000	1,153,165
5.00%, 12/15/2015	1,085,000	1,094,418
5.125%, 12/15/2020	2,150,000	1,910,576
Ser. B, 4.65%, 12/15/2029	4,625,000	4,578,334
Montgomery Cnty., PA IDA RRB, ACTS Retirement Cmnty., Ser. B:
5.00%, 11/15/2016	1,500,000	1,529,805
5.00%, 11/15/2017	2,360,000	2,375,741
5.00%, 11/15/2022	6,000,000	5,766,120
Pennsylvania EDRB, Dr. Gertrude A. Barber Ctr., 5.90%, 12/01/2030	1,000,000	980,030

		24,334,289

EDUCATION 22.1%
Allegheny Cnty., PA Higher Ed. Bldg. Auth. RB, Chatham College, Ser. A, 5.375%, 09/01/2028	5,000,000	5,000,650
Bucks Cnty., PA IDA RB, Lane Charter Sch. Proj., Ser. A, 4.875%, 03/15/2027	1,700,000	1,503,140
Charleston, SC Edl. Excellence Fin. Corp. RB, Charleston Cnty. Sch. Dist. Proj., 5.25%, 12/01/2025 ‡	3,230,000	3,372,928
Chester Cnty., PA IDA RB, Avon Grove Charter Sch. Proj., Ser. A:
5.65%, 12/15/2017	880,000	848,109
6.25%, 12/15/2027	2,370,000	2,195,378
Cumberland Cnty., PA Muni. Auth. RB, Dickinson College, Ser. HH1, 5.00%, 11/01/2039	1,200,000	1,165,668
Delaware Cnty., PA College Auth. RB, Haverford College, 5.75%, 11/15/2025	1,000,000	1,037,240
Lancaster, PA Higher Ed. Auth. RB, Franklin & Marshall College Proj.:
5.00%, 04/15/2037	1,000,000	1,011,190
Ser. A, 5.25%, 04/15/2014	1,000,000	1,092,690
Latrobe, PA IDA RB, St. Vincent College Proj., 5.375%, 05/01/2024	3,500,000	3,500,070
Lehigh Cnty., PA Gen. Purpose Auth. RB, Cedar Crest College, 5.00%, 04/01/2021, (Insd. by Radian Group, Inc.)	2,335,000	2,317,464
Mars, PA Area Sch. Dist. GO, 5.00%, 06/01/2036, (Insd. by FSA)	4,800,000	4,925,904

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2010

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
EDUCATION continued
Montgomery Cnty., PA Higher Ed. & Hlth. Auth. RRB, Arcadia Univ., 5.00%, 04/01/2027, (Insd. by Radian Group, Inc.)	$5,210,000	$4,864,681
Pennsylvania Higher Edl. Facs. Auth. RB:
Thomas Jefferson Univ., 5.00%, 03/01/2040	2,000,000	2,021,740
Widener Univ.:
5.25%, 07/15/2024	2,000,000	2,018,460
5.40%, 07/15/2036	4,500,000	4,431,285
Pennsylvania Higher Edl. Facs. Auth. RRB:
Assn. of Independent Colleges & Univ., Ser. FF2, 5.00%, 12/15/2024	3,070,000	3,032,024
Lasalle Univ., Ser. A, 5.25%, 05/01/2027	5,250,000	5,311,950
Univ. Properties Student Hsg., 5.00%, 08/01/2035, (Insd. by CIFG Svcs., Inc.)	1,750,000	1,523,428
Pennsylvania State Univ. RB, Ser. A, 5.00%, 03/01/2023, (Insd. by GO of Univ.)	3,000,000	3,329,190
Philadelphia, PA IDA RB:
American College of Physicians, 6.00%, 06/15/2030	5,500,000	5,683,975
First Philadelphia Charter, Ser. A:
5.30%, 08/15/2017	860,000	837,958
5.625%, 08/15/2025	3,540,000	3,267,279
Ser. A, 5.30%, 09/15/2027	5,150,000	4,495,744
Red Lion, PA Area Sch. Dist., GO, 5.00%, 05/01/2023	2,495,000	2,680,603
Wilkes-Barre, PA Fin. Auth. RRB, Wilkes Univ. Proj.:
5.00%, 03/01/2027	2,600,000	2,491,034
5.00%, 03/01/2037	5,000,000	4,611,250

		78,571,032

ELECTRIC REVENUE 2.8%
Pennsylvania EDA Fin. Exempt Facs. RRB, Exelon Generation Co., Ser.A, 5.00%,12/01/2042	2,500,000	2,648,875
Puerto Rico Elec. Power Auth. RB, Ser. XX, 5.25%, 07/01/2040 #	3,000,000	2,959,440
Puerto Rico Elec. Power Auth. RRB, Ser. UU, FRN, 0.69%, 07/01/2029	6,000,000	4,339,500

		9,947,815

GENERAL OBLIGATION – LOCAL 7.2%
Berks Cnty., PA Refunding GO:
5.00%, 11/15/2021	5,000,000	5,500,700
5.00%, 11/15/2022	5,000,000	5,473,200
Central Bucks Sch. Dist., PA Refunding GO, 5.00%, 05/15/2025, (Insd. by State Aid Withholding)	6,400,000	6,883,968
Downingtown Sch. Dist., PA Refunding GO, Ser. AA, 5.00%, 11/01/2018, (Insd. by State Aid Withholding)	4,000,000	4,568,800
Philadelphia, PA Sch. Dist. Refunding GO, Ser. 2010C, 5.00%, 09/01/2018 #	3,000,000	3,267,750

		25,694,418

GENERAL OBLIGATION – STATE 2.6%
Pennsylvania GO, Second Refunding Series of 2009:
5.00%, 07/01/2018	3,000,000	3,440,220
5.00%, 07/01/2019	5,000,000	5,737,000

		9,177,220

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2010

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL 18.2%
Allegheny Cnty., PA Hosp. Dev. Auth. RB, Univ. of Pittsburgh Med. Ctr. Hlth. Sys., Ser.A, 5.00%, 09/01/2018	$7,800,000	$8,398,728
Allegheny Cnty., PA Hosp. Dev. Auth. RRB, Univ. of Pittsburgh Med. Ctr. Hlth. Sys., Ser. A-1, 0.89%, 02/01/2021	4,000,000	3,630,000
Berks Cnty., PA Muni. Auth. Hosp. RB, Reading Hosp. & Med. Ctr. Proj., 5.70%, 10/01/2014	1,805,000	1,967,631
Geisinger, PA Hlth. Sys. Auth. RB, Ser. A, 5.25%, 06/01/2039	3,000,000	3,069,900
Lehigh Cnty., PA Gen. Purpose Auth. RB, Lehigh Valley Hosp., Inc., Ser. A, 7.00%, 07/01/2016, (Insd. by MBIA)	2,500,000	2,876,850
Lycoming Cnty., PA Hlth. Sys. Auth. RRB, Susquehanna Hlth. Sys. Proj. A, 5.75%, 07/01/2039	7,000,000	6,969,830
Monroe Cnty., PA Hosp. Auth. RRB, Pocono Med. Ctr.:
5.00%, 01/01/2027	3,530,000	3,349,229
5.125%, 01/01/2037	1,415,000	1,322,247
Montgomery Cnty., PA Higher Ed. & Hlth. Auth. Hosp. RB, Abington Mem. Hosp., Ser. A, 5.00%, 06/01/2022	10,000,000	10,028,300
Mount Lebanon, PA Hosp. Auth. RB, St. Clair Mem. Hosp., Ser. A, 5.50%, 07/01/2022	4,400,000	4,435,640
Pennsylvania Higher Edl. Facs. Auth. RB, Univ. of Pennsylvania Med. Ctr. Hlth. Sys., Ser. A, 6.25%, 01/15/2017	4,000,000	4,222,600
Pennsylvania Higher Edl. Facs. Auth. RRB, Allegheny Delaware Valley Obl., Ser. B, 5.875%, 11/15/2021	3,550,000	3,398,521
Philadelphia, PA Hosp. & Higher Ed. Facs. Auth. RRB, Jefferson Hlth. Sys., Ser. A, 5.125%, 05/15/2018 ##	6,850,000	6,859,384
Washington Cnty., PA Hosp. Auth. RRB, Monongahela Valley Hosp. Proj.:
5.50%, 06/01/2017	2,385,000	2,453,211
6.25%, 06/01/2022	1,750,000	1,804,880

		64,786,951

HOUSING 2.2%
Pennsylvania Hsg. Fin. Agcy. SFHRB:
Ser. 106-B, 4.50%, 10/01/2024	5,010,000	5,046,924
Ser. 108-B:
4.50%, 10/01/2024	1,825,000	1,805,837
4.75%, 10/01/2028	1,025,000	1,015,047

		7,867,808

INDUSTRIAL DEVELOPMENT REVENUE 7.4%
Allegheny Cnty., PA IDA RRB, Env. Impt., U.S. Steel Corp., 6.75%, 11/01/2024	5,000,000	5,188,100
Bradford Cnty., PA IDA Solid Waste Disposal RRB, Intl. Paper Co. Proj., Ser. A, 4.70%, 03/01/2019	6,000,000	5,613,540
Pennsylvania EDFA Solid Waste Disposal RB, Waste Mgmt., Inc. Proj., Ser. A:
4.70%, 11/01/2021	7,500,000	7,949,625
7.00%, 11/01/2021	1,500,000	1,526,490
Schuylkill Cnty., PA IDRB, Pine Grove Landfill, Inc., 6.25%, 10/01/2019	6,000,000	6,003,000

		26,280,755

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2010

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
LEASE 2.8%
Dauphin Cnty., PA Gen. Auth. RB, Office & Parking-Riverfront Office Proj., 6.00%, 01/01/2025	$4,000,000	$3,300,600
Pennsylvania EDFA RB, 30th Street Station Garage Proj.:
5.00%, 06/01/2013, (Insd. by ACA)	2,900,000	3,052,308
5.80%, 06/01/2023, (Insd. by ACA)	3,515,000	3,558,691

		9,911,599

MISCELLANEOUS REVENUE 5.7%
Delaware Valley, PA Regl. Fin. Auth. RB:
Ser. A, 5.50%, 08/01/2028, (Insd. by AMBAC)	10,000,000	10,520,900
Ser. B, 5.60%, 07/01/2017, (Insd. by AMBAC)	2,000,000	2,270,460
Jacksonville, FL Econ. Dev. Commission IDRB, Metro. Parking Solutions Proj., 5.50%, 10/01/2030, (Insd. by ACA)	1,000,000	993,800
New Morgan, PA Muni. Auth. RB, Cmnwlth. Office Proj., Ser. A, 6.50%, 06/01/2025	2,560,000	2,373,786
Philadelphia, PA Redev. Auth. RB, Neighborhood Transformation, Ser. A:
5.50%, 04/15/2016	1,000,000	1,040,610
5.50%, 04/15/2022	500,000	512,635
Pittsburgh, PA Pub. Parking Auth. RRB, Ser. A, 5.00%, 12/01/2025, (Insd. by FGIC)	2,500,000	2,565,525

		20,277,716

PRE-REFUNDED 4.3%
Allegheny Cnty., PA Hosp. Dev. Auth. RB, Pittsburgh Mercy Hlth. Sys.:
5.625%, 08/15/2018, (Insd. by AMBAC)	2,000,000	2,105,080
5.625%, 08/15/2026, (Insd. by AMBAC)	4,210,000	4,480,661
Allegheny Cnty., PA Redev. Auth. Tax RB, Waterfront Proj., Ser. A, 6.30%, 12/15/2018	2,015,000	2,118,631
Bucks Cnty., PA IDA RB, Pennswood Vlg. Proj., Ser. A:
6.00%, 10/01/2027	1,000,000	1,127,840
6.00%, 10/01/2034	1,400,000	1,578,976
Pennsylvania Higher Edl. Facs. Auth. RB, Capital Acquisition, 6.00%, 12/15/2012, (Insd. by MBIA)	1,610,000	1,659,701
Pittsburgh, PA Water & Sewer Sys. RRB, 7.25%, 09/01/2014, (Insd. by FGIC)	580,000	659,037
South Central Pennsylvania Gen. Auth. RRB, Wellspan Hlth., ETM, 5.375%, 05/15/2028	1,620,000	1,719,630

		15,449,556

RESOURCE RECOVERY 2.8%
Pennsylvania EDFA Resource Recovery RRB, Colver Proj.:
Ser. F, 5.00%, 12/01/2015, (Insd. by AMBAC)	2,500,000	2,420,750
Ser. G, 5.125%, 12/01/2015	1,600,000	1,494,928
Pennsylvania EDFA RRB, Colver Proj., Ser. F, 4.625%, 12/01/2018	7,000,000	6,088,670

		10,004,348

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2010

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
SPECIAL TAX 1.6%
Virgin Islands Pub. Fin. Auth. RB, Sr. Lien, Ser. A-1, 5.00%, 10/01/2039	$2,000,000	$1,790,720
Virgin Islands Pub. Fin. Auth. RRB, Sr. Lien, Ser. B, 5.00%, 10/01/2025	4,000,000	3,928,080

		5,718,800

TRANSPORTATION 5.5%
Pennsylvania Turnpike Commission RB, Ser. A, 5.50%, 12/01/2031, (Insd. by AMBAC)	2,000,000	2,085,260
Pennsylvania Turnpike Commission RRB:
Ser. A, 5.25%, 07/15/2021, (Insd. by FSA)	3,545,000	4,007,516
Ser. C, 6.25%, 06/01/2038, (Insd. by Assured Guaranty Corp.)	12,000,000	13,580,399

		19,673,175

WATER & SEWER 4.6%
Pennsylvania EDFA Water Facs. RB, Aqua Pennsylvania, Inc., Ser. A, 5.00%, 10/01/2039	7,000,000	7,052,640
Philadelphia, PA Water & Wastewater RB, 6.25%, 08/01/2012, (Insd. by MBIA)	4,000,000	4,408,800
University Area Joint Auth. of Pennsylvania Sewer RRB, 5.25%, 11/01/2014, (Insd. by MBIA)	4,355,000	4,792,329

		16,253,769

Total Investments (cost $357,345,542) 100.2%		356,746,128
Other Assets and Liabilities (0.2%)		(804,469)

Net Assets 100.0%		$355,941,659

+	Security is deemed illiquid (unaudited).
‡	Underlying security in inverse floater structure. This security has been segregated as collateral for floating-rate notes issued.
#	When-issued or delayed delivery security
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.

Summary of Abbreviations
ACA	American Credit Association
AMBAC	American Municipal Bond Assurance Corporation
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
EDRB	Economic Development Revenue Bond
ETM	Escrow to Maturity
FGIC	Financial Guaranty Insurance Company
FRN	Floating Rate Note
FSA	Financial Security Assurance, Incorporated
GO	General Obligation
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
MBIA	Municipal Bond Investors Assurance Corporation
RB	Revenue Bond
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2010

The following table shows the percent of total investments by geographic location as of March 31, 2010:

Pennsylvania	94.8%
Puerto Rico	2.0%
U.S. Virgin Islands	1.6%
South Carolina	1.0%
Florida	0.3%
Nevada	0.3%

100.0%

The following table shows the percent of total bonds by credit quality based on Moody's and Standard & Poor’s ratings as of March 31, 2010 (unaudited):

AAA	1.0%
AA	32.3%
A	17.9%
BBB	37.7%
BB	2.3%
NR	8.8%

100.0%

The following table shows the percent of total bonds based on effective maturity as of March 31, 2010 (unaudited):

1 to 3 year(s)	3.3%
3 to 5 years	3.6%
5 to 10 years	22.6%
10 to 20 years	49.4%
20 to 30 years	19.5%
Greater than 30 years	1.6%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2010

Assets
Investments in unaffiliated issuers, at value (cost $357,345,542)	$356,746,128
Receivable for securities sold	6,864,542
Receivable for Fund shares sold	20,339
Interest receivable	5,363,462
Prepaid expenses and other assets	34,544

Total assets	369,029,015

Liabilities
Dividends payable	1,157,036
Payable for securities purchased	6,258,090
Payable for floating-rate notes issued	1,615,000
Payable for Fund shares redeemed	1,035,168
Interest and fee expense payable	5,119
Due to custodian bank	2,949,505
Advisory fee payable	3,078
Distribution Plan expenses payable	786
Due to other related parties	1,830
Accrued expenses and other liabilities	61,744

Total liabilities	13,087,356

Net assets	$355,941,659

Net assets represented by
Paid-in capital	$376,821,412
Overdistributed net investment income	(371,168)
Accumulated net realized losses on investments	(19,909,171)
Net unrealized losses on investments	(599,414)

Total net assets	$355,941,659

Net assets consists of
Class A	$48,761,909
Class B	7,573,369
Class C	9,020,332
Class I	290,586,049

Total net assets	$355,941,659

Shares outstanding (unlimited number of shares authorized)
Class A	4,473,601
Class B	697,377
Class C	829,122
Class I	26,659,318

Net asset value per share
Class A	$10.90
Class A — Offering price (based on sales charge of 4.75%)	$11.44
Class B	$10.86
Class C	$10.88
Class I	$10.90

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Year Ended March 31, 2010

Investment income
Interest	$19,413,836
Income from affiliated issuers	22,781

Total investment income	19,436,617

Expenses
Advisory fee	1,196,008
Distribution Plan expenses
Class A	121,697
Class B	92,639
Class C	87,676
Administrative services fee	379,685
Transfer agent fees	62,145
Trustees’ fees and expenses	8,319
Printing and postage expenses	33,500
Custodian and accounting fees	103,586
Registration and filing fees	66,178
Professional fees	57,497
Interest and fee expense	18,918
Other	13,223

Total expenses	2,241,071
Less: Expense reductions	(77)

Net expenses	2,240,994

Net investment income	17,195,623

Net realized and unrealized gains or losses on investments
Net realized losses on securities in unaffiliated issuers	(2,194,260)
Net change in unrealized gains or losses on securities in unaffiliated issuers	37,571,214

Net realized and unrealized gains or losses on investments	35,376,954

Net increase in net assets resulting from operations	$52,572,577

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended March 31,

	2010		2009

Operations
Net investment income		$17,195,623		$25,016,727
Net realized losses on investments		(2,194,260)		(9,321,830)
Net change in unrealized gains or losses on investments		37,571,214		(38,721,213)

Net increase (decrease) in net assets resulting from operations		52,572,577		(23,026,316)

Distributions to shareholders from
Net investment income
Class A		(2,122,531)		(2,203,194)
Class B		(337,820)		(568,289)
Class C		(316,835)		(350,547)
Class I		(14,451,459)		(21,971,282)

Total distributions to shareholders		(17,228,645)		(25,093,312)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	248,230	2,620,602	416,231	4,386,986
Class B	17,543	185,638	73,335	738,025
Class C	97,709	1,045,373	101,810	1,049,262
Class I	2,193,342	23,288,989	3,168,647	33,056,696

		27,140,602		39,230,969

Net asset value of shares issued in reinvestment of distributions
Class A	112,859	1,200,925	129,384	1,326,358
Class B	20,572	217,406	35,355	362,946
Class C	20,071	213,368	22,043	225,883
Class I	56,754	604,283	67,929	697,926

		2,235,982		2,613,113

Automatic conversion of Class B shares to Class A shares
Class A	223,729	2,367,692	281,824	2,907,376
Class B	(224,618)	(2,367,692)	(282,882)	(2,907,376)

		0		0

Payment for shares redeemed
Class A	(649,584)	(6,922,958)	(720,043)	(7,398,921)
Class B	(254,967)	(2,686,334)	(383,195)	(3,921,066)
Class C	(133,170)	(1,420,848)	(193,656)	(1,998,484)
Class I	(9,015,641)	(95,177,797)	(21,047,602)	(214,776,175)

		(106,207,937)		(228,094,646)

Net decrease in net assets resulting from capital share transactions		(76,831,353)		(186,250,564)

Total decrease in net assets		(41,487,421)		(234,370,192)
Net assets
Beginning of period		397,429,080		631,799,272

End of period		$355,941,659		$397,429,080

Overdistributed net investment income		$(371,168)		$(338,146)

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Pennsylvania Municipal Bond Fund (the “Fund”) is a non-diversified series of Evergreen Municipal Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge, but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Effective after the close of business on June 30, 2009, Class B shares were closed to new accounts and additional purchases by existing shareholders. Class B shares are available for purchase only through (i) an exchange transaction in which Class B shares of another Evergreen fund are exchanged or (ii) the Fund’s dividend reinvestment program. Class B shares are sold without a front-end sales charge, but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares had been held. Class C shares are sold without a front-end sales charge, but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates. Management has considered the circumstances under which the Fund should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities of sufficient credit quality with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates fair value.

NOTES TO FINANCIAL STATEMENTS continued

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

b. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

c. Inverse floating-rate obligations

The Fund may participate in inverse floating-rate obligation (“Inverse Floater”) structures whereby a fixed-rate bond (“Fixed-Rate Bond”) purchased by the Fund is transferred to a tender option bond trust (“TOB Trust”). The TOB Trust issues floating-rate notes (“Floating-Rate Notes”) to third-parties, which are collateralized by the Fixed-Rate Bond, and the Fund buys a residual interest in the TOB Trust’s assets and cash flows. The Inverse Floater held by the Fund gives the Fund the right (1) to cause the holders of the Floating-Rate Notes to tender their notes at par, and (2) to have the Fixed-Rate Bond held by the TOB Trust transferred back to the Fund, thereby collapsing the TOB Trust. The Fund accounts for the transaction described above as a secured borrowing by including the Fixed-Rate Bond in its Schedule of Investments, and by recording the Floating-Rate Notes as a liability in the Fund’s Statement of Assets and Liabilities. The Fund also records the interest paid on Floating-Rate Notes as interest expense. The Floating-Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes for redemption at par at each reset date. Inverse Floaters held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently

NOTES TO FINANCIAL STATEMENTS continued

resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

e. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund’s income and excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal, Massachusetts and Delaware revenue authorities.

f. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), a subsidiary of Wells Fargo & Company (“Wells Fargo”), is the investment advisor to the Fund and is paid an annual fee starting at 0.315% and declining to 0.16% as average daily net assets increase. For the year ended March 31, 2010, the advisory fee was equivalent to an annual rate of 0.315% of the Fund’s average daily net assets.

The Fund may invest in money market funds which are advised by EIMC. Income earned on these investments is included in income from affiliated issuers on the Statement of Operations.

EIMC also serves as the administrator to the Fund providing the Fund with facilities, equipment and personnel. EIMC is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds) starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase. For the year ended March 31, 2010, the administrative services fee was equivalent to an annual rate of 0.10% of the Fund’s average daily net assets.

NOTES TO FINANCIAL STATEMENTS continued

Evergreen Service Company, LLC (“ESC”), an affiliate of EIMC and a subsidiary of Wells Fargo, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

Wells Fargo Funds Distributor, LLC (“WFFD”), a wholly-owned subsidiary of Wells Fargo serves as distributor of the Fund’s shares. Prior to January 4, 2010, Evergreen Investment Services, Inc. (“EIS”), an affiliate of EIMC and a subsidiary of Wells Fargo, served as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, the Fund is permitted to pay distribution fees at an annual rate of up to 0.75% of the average daily net assets for Class A shares and up to 1.00% of the average daily net assets for each of Class B and Class C shares. However, currently the distribution fees for Class A shares are limited to 0.25% of the average daily net assets of the class.

For the year ended March 31, 2010, EIS received $1,951 from the sale of Class A shares and $5,940 and $631 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $167,777,617 and $231,768,681, respectively, for the year ended March 31, 2010.

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

NOTES TO FINANCIAL STATEMENTS continued

As of March 31, 2010, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Municipal obligations	$0	$356,746,128	$0	$356,746,128

Further details on the major security types listed above can be found in the Schedule of Investments.

At March 31, 2010, the Fund had the following Floating-Rate Notes outstanding:

Floating- Rate Notes Outstanding	Interest Rate	Collateral for Floating- Rate Notes Outstanding

$1,615,000	4.42%	$3,372,928

During the year ended March 31, 2010, the Fund held Floating-Rate Notes that had an average daily balance outstanding of $1,615,000 and incurred interest and fee expense in the amount of $18,665.

On March 31, 2010, the aggregate cost of securities for federal income tax purposes was $357,479,939. The gross unrealized appreciation and depreciation on securities based on tax cost was $9,197,379 and $9,931,190, respectively, with a net unrealized depreciation of $733,811.

As of March 31, 2010, the Fund had $17,860,924 in capital loss carryovers for federal income tax purposes expiring as follows:

2012	2013	2014	2016	2017	2018

$1,869,064	$1,438,502	$894,209	$3,458,446	$4,324,935	$5,875,768

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of March 31, 2010, the Fund incurred and will elect to defer post-October losses of $1,913,850.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended March 31, 2010, the Fund did not participate in the interfund lending program.

NOTES TO FINANCIAL STATEMENTS continued

7. DISTRIBUTIONS TO SHAREHOLDERS

As of March 31, 2010, the components of distributable earnings on a tax basis were as follows:

Undistributed Exempt-Interest Income	Unrealized Depreciation	Capital Loss Carryovers and Post- October Losses	Temporary book/ Tax Differences

$815,274	$733,811	$19,774,774	$(1,186,442)

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales and inverse floating-rate obligations. The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses.

The tax character of distributions paid was as follows:

	Year Ended March 31,

	2010	2009

Ordinary Income	$92,709	$122,083
Exempt-Interest Income	17,135,936	24,971,229

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $100 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at the higher of the Federal Funds rate plus 1.25% or LIBOR plus 1.25%. Prior to June 26, 2009, the interest rate was 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment

NOTES TO FINANCIAL STATEMENTS continued

fee of 0.145% on the unused balance, which is allocated pro rata. Prior to June 26, 2009, the annual commitment fee was 0.09%.

During the year ended March 31, 2010, the Fund had average borrowings outstanding of $16,645 at an average rate of 1.52% and paid interest of $253.

11. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

The Evergreen funds, EIMC and certain of EIMC’s affiliates are involved in various legal actions, including private litigation and class action lawsuits, and are and may in the future be subject to regulatory inquiries and investigations.

EIMC and EIS have reached final settlements with the Securities and Exchange Commission (“SEC”) and the Securities Division of the Secretary of the Commonwealth of Massachusetts (“Commonwealth”) primarily relating to the liquidation of Evergreen Ultra Short Opportunities Fund (“Ultra Short Fund”). The claims settled include the following: first, that during the period February 2007 through Ultra Short Fund’s liquidation on June 18, 2008, Ultra Short Fund’s former portfolio management team failed to properly take into account readily-available information in valuing certain non-agency residential mortgage-backed securities held by the Ultra Short Fund, resulting in the Ultra Short Fund’s net asset value (“NAV”) being overstated during the period; second, that EIMC and EIS acted inappropriately when, in an effort to explain the decline in Ultra Short Fund’s NAV, certain information regarding the decline was communicated to some, but not all, shareholders and financial intermediaries; third, that the Ultra Short Fund portfolio management team did not adhere to regulatory requirements for affiliated cross trades in executing trades with other Evergreen funds; and finally, that from at least September 2007 to August 2008, EIS did not preserve certain text and instant messages transmitted via personal digital assistant devices. In settling these matters, EIMC and EIS have agreed to payments totaling $41,125,000, up to $40,125,000 of which will be distributed to eligible shareholders of Ultra Short Fund pursuant to a methodology and plan approved by the regulators. EIMC and EIS neither admitted nor denied the regulators’ conclusions.

Three purported class actions have also been filed in the U.S. District Court for the District of Massachusetts relating to the same events; defendants include various Evergreen entities, including EIMC and EIS, and Evergreen Fixed Income Trust and its Trustees. The cases generally allege that investors in the Ultra Short Fund suffered losses as a result of (i) misleading statements in Ultra Short Fund’s registration statement and

NOTES TO FINANCIAL STATEMENTS continued

prospectus, (ii) the failure to accurately price securities in the Ultra Short Fund at different points in time and (iii) the failure of the Ultra Short Fund’s risk disclosures and description of its investment strategy to inform investors adequately of the actual risks of the fund.

EIMC does not expect that any of the legal actions, inquiries or settlement of regulatory matters will have a material adverse impact on the financial position or operations of the Fund to which these financial statements relate. Any publicity surrounding or resulting from any legal actions or regulatory inquiries involving EIMC or its affiliates or any of the Evergreen Funds could result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses or have other adverse consequences on the Evergreen funds, including the Fund.

13. REORGANIZATION

At a meeting of the Board of Trustees held on December 30, 2009, the Trustees of the Fund approved a Plan of Reorganization (the “Plan”). Under the Plan, Wells Fargo Advantage Pennsylvania Tax-Free Fund, which will be a series of Well Fargo Funds Trust created in order to receive the assets of the Fund upon completion of the reorganization, will acquire the assets and assume the liabilities of the Fund in exchange for shares of Wells Fargo Advantage Pennsylvania Tax-Free Fund.

A special meeting of shareholders of the Fund will be held in June 2010 to consider and vote on the Plan. In April 2010, materials for this meeting were mailed to shareholders of record on March 10, 2010. If approved by the shareholders at this meeting, the reorganization will take place July 2010.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders

Evergreen Municipal Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Pennsylvania Municipal Bond Fund, a series of the Evergreen Municipal Trust, as of March 31, 2010 and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2010 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Pennsylvania Municipal Bond Fund as of March 31, 2010, the results of its operations, changes in its net assets and financial highlights for each of the years described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

May 26, 2010

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

For the fiscal year ended March 31, 2010, the percentage representing the portion of distributions from net investment income, which is exempt from federal income tax, is 99.46%. The percentage of distributions subject to the federal alternative minimum tax and Pennsylvania state income tax will be reported to shareholders in January 2011.

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TRUSTEES AND OFFICERS

TRUSTEES[1]
Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 46 portfolios as of 12/31/2009)

Chairman, Bloc Global Services (development and construction); Former Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.

Carol A. Kosel Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Consultant, Rock Hill Metals Consultants LLC (Metals Consultant to steel industry); Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit[2] Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Director, Rogers, Townsend & Thomas, PC (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Vice President, Kellam & Pettit, P.A. (law firm); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director,Trust Company of CT; Former Trustee, Saint Joseph College (CT)

TRUSTEES AND OFFICERS continued

Richard K. Wagoner, CFA[3] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
W. Douglas Munn[4] President DOB: 4/21/1963 Term of office since: 2009

Principal occupations: President and Chief Executive Officer, Evergreen Investment Company, Inc.; Chief Operating Officer, Wells Fargo Funds Management, LLC; Former Chief Operating Officer, Evergreen Investment Company, Inc.

Kasey Phillips[4] Treasurer DOB: 12/12/1970 Term of office since: 2005	Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Treasurer, Wells Fargo Advantage Funds; Former Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Managing Counsel, Wells Fargo & Company; Secretary and Senior Vice President, Alternative Strategies Brokerage Services, Inc.; Evergreen Investment Services, Inc.; Secretary and Senior Vice President, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investment Company, Inc.; Compliance Manager, Wells Fargo Funds Management Group; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. Each Trustee oversaw 74 Evergreen funds as of December 31, 2009. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2

It is possible that Mr. Pettit may be viewed as an “interested person” of the Evergreen funds, as defined in the 1940 Act, because of his law firm’s previous representation of affiliates of Wells Fargo & Company (“Wells Fargo”), the parent to the Evergreen funds’ investment advisor, EIMC. The Trustees are treating Mr. Pettit as an interested trustee for the time being.

3	Mr. Wagoner is an “interested person” of the Evergreen funds because of his ownership of shares in Wells Fargo & Company, the parent to the Evergreen funds’ investment advisor.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

122766 566394 rv7 05/2010

Item 2 – Code of Ethics

(a)	The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer.
(b)	During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in 2.(a) above.
(c)	During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in 2.(a) above.

Item 3 – Audit Committee Financial Expert

Charles A. Austin III and Patricia B. Norris have been determined by the Registrant’s Board of Trustees to be audit committee financial experts within the meaning of Section 407 of the Sarbanes-Oxley Act. These financial experts are independent of management.

Items 4 – Principal Accountant Fees and Services

The following table represents fees for professional audit services rendered by KPMG LLP, for the audits of each of the two series of the Registrant’s annual financial statements for the fiscal years ended March 31, 2010 and March 31, 2009, and fees billed for other services rendered by KPMG LLP.

	2010	2009

Audit fees	$55,000	$53,600
Audit-related fees	$0	$0
Tax fees (1)	$0	$4,500
Non-audit fees (2)	$15,000	$815,000
All other fees	$0	$0
(1)	Tax fees consists of fees for tax consultation, tax compliance and tax review.
(2)

Non-audit fees consists of the aggregate fees for non-audit services rendered to the Fund, EIMC (not including any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor) and EIS.

Evergreen Funds

Evergreen Global Dividend Opportunity Fund

Evergreen Income Advantage Fund

Evergreen International Balanced Income Fund

Evergreen Multi-Sector Income Fund

Evergreen Utilities and High Income Fund

Audit and Non-Audit Services Pre-Approval Policy

I.	Statement of Principles

Under the Sarbanes-Oxley Act of 2002 (the “Act”), the Audit Committee of the Board of Trustees/Directors is responsible for the appointment, compensation and oversight of the work of the independent auditor. As part of this responsibility, the Audit Committee is required to pre-approve the audit and non-audit services performed by the independent auditor for the Funds, as well as non-audit services performed by the independent auditor for the Funds’ investment adviser or any of its control affiliates that relates directly to the Funds’ operations and financial reporting, in order to assure that they do not impair the auditor’s independence from the Funds. To implement these provisions of the Act, the Securities and Exchange Commission (the “SEC”) has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as regarding the audit committee’s administration of the engagement of the independent auditor. Accordingly, the Audit Committee has adopted, and the Board of Trustees has ratified, the Audit and Non-Audit Services Pre Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor may be pre-approved.

The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved by the Audit Committee pursuant to detailed pre-approval policies and procedures that describe the types of services for which the independent auditor may be engaged (“general pre-approval”); or may be expressly pre-approved by the Audit Committee (“specific pre-approval”). The Audit Committee believes that the combination of these two approaches expressed in this Policy will result in an effective and efficient procedure to pre-approve services performed by the independent auditor. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee if it is to be provided by the independent auditor.

For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC’s rules on auditor independence. The Audit Committee will also consider whether the independent auditor is best positioned to provide the most effective and efficient service, for reasons such as its familiarity with the Funds’ business people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Funds’ ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine, for each fiscal year, the ratio between the total amount of fees for Audit, Audit-related and Tax services and the total amount of fees for certain permissible non-audit services classified as All Other services.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add or subtract to the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of this Policy is to set forth the procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the independent auditor to management.

The independent auditor has reviewed this Policy and believes that implementation of the policy will not adversely affect the auditor’s independence.

II.	Delegation

As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

III.	Audit Services

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the independent auditor to be able to form an opinion on the Funds’ financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. Audit services also include the attestation engagement for the independent auditor’s report on management’s report on internal controls for financial reporting. The Audit Committee will monitor the Audit services engagement as necessary, but on no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund service providers or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit services, which are those services that only the independent auditor reasonably can provide. Other Audit services may include services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with mergers or acquisitions.

The Audit Committee has pre-approved the Audit services in Appendix A. All other audit services not listed in Appendix A must be specifically pre-approved by the Audit Committee.

IV.	Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Funds’ financial statements or that are traditionally performed by the independent auditor. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with SEC’s rules on auditor independence, the Audit Committee may grant general pre-approval for Audit-related services. Audit-related services include, among others, due diligence services pertaining to potential business acquisitions/dispositions; accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements.

The Audit Committee has pre-approved the Audit-related services in Appendix B. All other Audit-related services not listed in appendix B must be specifically pre-approved by the Audit Committee.

V.	Tax Services

The Audit Committee believes that the independent auditor can provide Tax services to the Funds such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the independent auditor may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the auditor, that the Audit Committee has reviewed and believes would not impair the independence of the auditor, and that are consistent with the SEC’s rules on auditor independence. The Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Director of Fund Administration, the Senior Vice President of Tax Services or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax services in Appendix C. All Tax services involving large and complex transactions not listed in Appendix C must be specifically pre-approved by the Audit Committee, including: tax services proposed to be provide by the independent auditor to any executive officer or director of the Funds, in his or her individual capacity, where such services are paid for by the Funds or the investment advisor.

VI.	All Other Services

The Audit Committee believes, based on the SEC’s rules prohibiting the independent auditor from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix C. Permissible All Other services not listed in Appendix C must be specifically pre-approved by the Audit Committee.

A list of the SEC’s prohibited non-audit services is attached to this policy as Exhibit 1. The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of these services and the applicability of exceptions to certain of the prohibitions.

VII.	Pre-Approval Fee Levels or Budgeted Amounts

Fee levels or budgeted amounts for all services to be provided by the independent auditor subject to general pre-approval will be established annually by the Audit Committee. Fee levels or budgeted amounts for services to be provided by the independent auditor subject to specific pre-approval will be established at the time of the specific pre-approval. Any proposed fees exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine to ratio between the total amount of fees for Audit, Audit-related and Tax services, and the total amount of fees for services classified as All Other services.

VIII.	Procedures

All requests or applications for services to be provided by the independent auditor that do not require specific approval by the Audit Committee will be submitted to the Director of Fund Administration or Assistant Director of Fund Administration and must include a detailed description of the services to be rendered. The Director/Assistant Director of Fund Administration will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a quarterly basis (or more frequent if requested by the Audit Committee) of any such services rendered by the independent auditor.

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Director/Assistant Director of Fund Administration, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

The Director/Assistant Director of Fund Administration will report to the Audit Committee at each of its regular meetings regarding all services provided by the independent auditor that are subject to this policy since the last such report was rendered, including: (1) a general description of the services; (2) actual billed and projected fees; and (3) the means by which such services were pre-approved by the Audit Committee, as well as the date of approval and any related fee level or budgeted amount to which the services are subject.

The Audit Committee has designated the Chief Compliance Officer to monitor the performance of all services provided by the independent auditor and to determine whether such services are in compliance with this policy. The Chief Compliance Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Chief Compliance Officer and management will immediately report to the chairman of the Audit Committee any breach of this policy that comes to the attention of the Chief Compliance Officer or any member of management.

IX.	Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Funds, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Funds, the Funds’ investment advisor and related parties of the investment advisor, consistent with Independence Standards Board Standard No. 1, and discussing with the independent auditor its methods and procedures for ensuring independence.

Items 5 – Audit Committee of Listed Registrants

On January 1, 2009, Patricia B. Norris replaced Charles A. Austin III as chair of the Audit Committee.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 – Controls and Procedures

(a)

The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)

There has been no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to affect, the Registrant’s internal control over financial reporting.

Item 12 – Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1)

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2)

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Municipal Trust

By:	/s/ W. Douglas Munn

W. Douglas Munn Principal Executive Officer

Date: May 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ W. Douglas Munn

W. Douglas Munn Principal Executive Officer

Date: May 28, 2010

By:	/s/ Kasey Phillips

Kasey Phillips Principal Financial Officer

Date: May 28, 2010